UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-08349

Name of Fund: BlackRock MuniHoldings Investment Quality Fund (MFL)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 02/29/2016

Item 1 – Report to Stockholders

FEBRUARY 29, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Municipal Bond Investment Trust (BIE)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Investment Quality Trust (BAF)

BlackRock Municipal Income Quality Trust (BYM)

BlackRock Municipal Income Trust II (BLE)

BlackRock MuniHoldings Investment Quality Fund (MFL)

BlackRock MuniVest Fund, Inc. (MVF)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating the curtailment of the Federal Reserve’s near-zero interest rate policy, which ultimately came in December. In contrast, the European Central Bank and the Bank of Japan took measures to stimulate growth. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Global market volatility increased in the latter part of 2015 and continued into early 2016. Oil prices collapsed in mid-2015 due to excess supply, and remained precarious while the world’s largest oil producers sought to negotiate a deal. Developing countries, many of which rely heavily on oil exports to sustain their economies, were particularly affected by falling oil prices. Meanwhile, China, one of the world’s largest oil consumers, exhibited further signs of slowing economic growth. This, combined with a depreciating yuan and declining confidence in the country’s policymakers, stoked worries about the potential impact of China’s weakness on the broader global economy.

Toward the end of the period, volatility abated as investors were relieved to find that conditions were not as bad as previously feared. While the recent selloff in risk assets has resulted in more reasonable valuations and some appealing entry points, investors continue to face mixed economic data and uncertainty relating to oil prices, corporate earnings and an unusual U.S. presidential election season.

For the 12-month period, higher quality assets such as U.S. Treasuries, municipal bonds and investment grade corporate bonds generated positive returns, while risk assets such as equities and high yield bonds broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(0.92)%	(6.19)%
U.S. small cap equities (Russell 2000® Index)	(10.16)	(14.97)
International equities (MSCI Europe, Australasia, Far East Index)	(9.48)	(15.18)
Emerging market equities (MSCI Emerging Markets Index)	(8.85)	(23.41)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.06	0.08
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	4.11
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.20	1.50
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.56	3.78
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(5.57)	(8.26)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the Reporting Period Ended February 29, 2016

Municipal Market Conditions

Municipal bonds generated positive performance for the period, due to a favorable supply-and-demand environment. Interest rates were volatile in 2015 (bond prices rise as rates fall) leading up to a long-awaited rate hike from the U.S. Federal Reserve (the “Fed”) that ultimately came in December. However, ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in strong demand for fixed income investments, with municipal bonds being one of the strongest-performing sectors. Investors favored the relative stability of municipal bonds amid bouts of volatility resulting from uneven U.S. economic data, falling oil prices, global growth concerns, geopolitical risks, and widening central bank divergence — i.e., policy easing outside the United States while the Fed was posturing to commence policy tightening. During the 12 months ended February 29, 2016, municipal bond funds garnered net inflows of approximately $18 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained relatively strong from a historical perspective at $390 billion (considerably higher than the $365 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 60%) as issuers took advantage of low interest rates and a flatter yield curve to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of February 29, 2016
6 months: 3.56%
12 months: 3.78%

A Closer Look at Yields

From February 28, 2015 to February 29, 2016, yields on AAA-rated 30-year municipal bonds decreased by 7 basis points (“bps”) from 2.87% to 2.80%, while 10-year rates fell by 26 bps from 2.02% to 1.76% and 5-year rates decreased 26 bps from 1.19% to 0.93% (as measured by Thomson Municipal Market Data). The municipal yield curve experienced significant flattening over the 12-month period with the spread between 2- and 30-year maturities flattening by 17 bps and the spread between 2- and 10-year maturities flattening by 36 bps.

During the same time period, on a relative basis, tax-exempt municipal bonds broadly outperformed U.S. Treasuries with the greatest outperformance experienced in longer-term issues. In absolute terms, the positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities had become scarce. More broadly, municipal bonds benefited from the greater appeal of tax-exempt investing in light of the higher tax rates implemented in 2014. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida — have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of February 29, 2016, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trusts (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trusts’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trusts’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trusts had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trusts’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s Common Shares than if the Trusts were not leveraged. In addition, the Trusts may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trusts incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Trusts’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment advisor will be higher than if the Trusts did not use leverage.

To obtain leverage, each Trust has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) or Variable Rate Muni Term Preferred Shares (“VMTP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Trust’s obligations under the TOB Trust (including accrued interest), a TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	5

Trust Summary as of February 29, 2016	BlackRock Municipal Bond Investment Trust

Trust Overview

BlackRock Municipal Bond Investment Trust’s (BIE) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds the interest of which is exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Florida intangible personal property tax. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular federal income tax would now satisfy the foregoing objective and policy.

On December 18, 2015, the Boards of the Trust and BlackRock Municipal Income Investment Trust (“BBF’’) approved the reorganization of the Trust with and into BBF, with BBF continuing as the surviving fund after the reorganization. At a special shareholder meeting on March 21, 2016, the shareholders of the Trust approved the reorganization of the Trust with and into BBF, which is expected to be completed in May 2016.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BIE
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2016 ($15.54)[1]	5.87%
Tax Equivalent Yield[2]	10.37%
Current Monthly Distribution per Common Share[3]	$0.076
Current Annualized Distribution per Common Share[3]	$0.912
Economic Leverage as of February 29, 2016[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BIE[1,2]	13.63%	4.46%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	11.72%	5.87%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•

The Trust’s position in A-rated bonds, which outperformed higher-rated bonds amid investors’ continued search for yield, made a positive contribution to its six-month results. This was especially true with regard to the Trust’s position in longer-dated, A-rated bonds in the transportation, utilities and tax-backed local sectors.

•

At a time in which yields declined, the Trust’s longer-duration holdings contributed positively to its performance. (Duration is a measure of interest rate sensitivity.) Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months.

•

The Trust’s positions in shorter-dated holdings, such as pre-refunded issues and bonds with very short call dates, detracted from performance. The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

6	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Municipal Bond Investment Trust

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$15.54	$14.10	10.21%	$15.70	$14.07
Net Asset Value	$16.16	$15.95	1.32%	$16.31	$15.76

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Transportation	26%	28%
County/City/Special District/School District	23	24
Utilities	16	15
Health	12	12
Education	11	8
State	7	8
Tobacco	3	3
Corporate	1	1
Housing	1	1

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	2%
2017	1
2018	16
2019	30
2020	12

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

Credit Quality Allocation[1]
	2/29/16		8/31/15
AAA/Aaa	6%		7%
AA/Aa	59		60
A	25		24
BBB/Baa	6		6
BB/Ba	1		1
B	—	[2]	1
N/R	3		1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Represents less than 1% of total investments.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	7

Trust Summary as of February 29, 2016	BlackRock Municipal Bond Trust

Trust Overview

BlackRock Municipal Bond Trust’s (BBK) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from regular federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BBK
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2016 ($16.78)[1]	5.36%
Tax Equivalent Yield[2]	9.47%
Current Monthly Distribution per Common Share[3]	$0.075
Current Annualized Distribution per Common Share[3]	$0.900
Economic Leverage as of February 29, 2016[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BBK[1,2]	13.39%	5.85%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	11.72%	5.87%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•

The Trust’s longer duration bonds generally delivered the best performance during the past six months, reflecting the overall decline in yields. (Duration is a measure of interest rate sensitivity.) On a sector basis, the Trust’s positions in the education, health care, transportation and utilities segments were key contributors to performance. The Trust’s allocation to higher-yielding bonds also contributed positively, reflecting the fact that the middle-to-lower investment-grade quality categories of A and BBB generated the strong returns.

•

Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months.

•	The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

8	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary
	2/29/16	8/31/15	Change	High	Low
Market Price	$16.78	$15.23	10.18%	$16.85	$15.21
Net Asset Value	$16.96	$16.49	2.85%	$17.15	$16.28

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Health	20%	23%
County/City/Special District/School District	17	16
Transportation	15	13
Education	15	16
Utilities	13	13
State	9	9
Corporate	7	6
Tobacco	3	3
Housing	1	1

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	1%
2017	1
2018	3
2019	2
2020	2

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	5%	6%
AA/Aa	45	43
A	25	27
BBB/Baa	12	11
BB/Ba	4	6
B	1	—
N/R2	8	7

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 29, 2016 and August 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade represents 3% and 2%, respectively, of the Trust’s total investments.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	9

Trust Summary as of February 29, 2016	BlackRock Municipal Income Investment Quality Trust

Trust Overview

BlackRock Municipal Income Investment Quality Trust’s (BAF) (the “Trust”) investment objective is to provide current income exempt from federal income tax, including the alternative minimum tax and Florida intangible property tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in municipal bonds exempt from federal income taxes, including the alternative minimum tax. The Trust also invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular federal income tax would now satisfy the foregoing objective and policy.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BAF
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2016 ($15.21)[1]	5.40%
Tax Equivalent Yield[2]	9.54%
Current Monthly Distribution per Common Share[3]	$0.0685
Current Annualized Distribution per Common Share[3]	$0.8220
Economic Leverage as of February 29, 2016[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BAF[1,2]	12.59%	5.30%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	11.72%	5.87%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•

The Trust’s position in A-rated bonds, which outperformed higher-rated bonds amid investors’ continued search for yield, made a positive contribution to its six-month results. This was especially true with regard to the Trust’s position in longer-dated, A-rated bonds in the transportation, utilities and tax-backed local sectors.

•

At a time in which yields declined, the Trust’s longer-duration holdings contributed positively to its performance. (Duration is a measure of interest rate sensitivity.) Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. Leverage also amplifies the effect of interest rate movements, which was a positive for trust performance during the past six months.

•

The Trust’s positions in shorter-dated holdings, such as pre-refunded issues and bonds with very short call dates, detracted from performance. The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

10	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Municipal Income Investment Quality Trust

Market Price and Net Asset Value Per Share Summary
	2/29/16	8/31/15	Change	High	Low
Market Price	$15.21	$13.89	9.50%	$15.23	$13.81
Net Asset Value	$16.18	$15.80	2.41%	$16.35	$15.63

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Transportation	31%	28%
County/City/Special District/School District	28	31
Utilities	14	17
Health	12	13
State	8	6
Education	4	3
Tobacco	1	1
Corporate	1	—
Housing	1	1

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	3%	3%
AA/Aa	74	74
A	20	20
BBB/Baa	3	3

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2016	—
2017	—
2018	14%
2019	18
2020	3

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	11

Trust Summary as of February 29, 2016	BlackRock Municipal Income Quality Trust

Trust Overview

BlackRock Municipal Income Quality Trust’s (BYM) (the “Trust”) investment objective is to provide current income exempt from federal income taxes, including the alternative minimum tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in municipal bonds exempt from federal income taxes, including the alternative minimum tax. The Trust also invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2016 ($14.85)[1]	5.78%
Tax Equivalent Yield[2]	10.21%
Current Monthly Distribution per Common Share[3]	$0.0715
Current Annualized Distribution per Common Share[3]	$0.8580
Economic Leverage as of February 29, 2016[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per Common Share, declared on March 1, 2016, was decreased to $0.0685 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BYM[1,2]	11.90%	5.99%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	11.72%	5.87%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•

At a time in which yields declined, the Trust’s longer-duration exposure contributed positively to performance. (Duration is a measure of interest rate sensitivity.) Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. Leverage amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months. The Trust also benefited from its exposure to the tax-backed local sector.

•	The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

12	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Municipal Income Quality Trust

Market Price and Net Asset Value Per Share Summary
	2/29/16	8/31/15	Change	High	Low
Market Price	$14.85	$13.67	8.63%	$15.06	$13.56
Net Asset Value	$15.65	$15.21	2.89%	$15.83	$15.05

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
County/City/Special District/School District	29%	27%
Transportation	27	25
Utilities	12	11
Health	10	13
State	10	11
Education	7	7
Tobacco	3	3
Corporate	2	3

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	11%	15%
AA/Aa	54	57
A	26	21
BBB/Baa	6	6
N/R	3	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2016	5%
2017	7
2018	16
2019	8
2020	8

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	13

Trust Summary as of February 29, 2016	BlackRock Municipal Income Trust II

Trust Overview

BlackRock Municipal Income Trust II’s (BLE) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	BLE
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 29, 2016 ($15.57)[1]	6.09%
Tax Equivalent Yield[2]	10.76%
Current Monthly Distribution per Common Share[3]	$0.079
Current Annualized Distribution per Common Share[3]	$0.948
Economic Leverage as of February 29, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BLE[1,2]	13.28%	5.46%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	11.72%	5.87%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•

Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months.

•

Long-dated securities with maturities 20 years and above, which comprised the largest proportion of the Trust’s holdings, aided Trust performance given the decline in longer-term yields. Additionally, the Trust’s long duration positioning contributed positively to its performance. (Duration is a measure of interest-rate sensitivity.)

•

The Trust’s positions in securities rated BBB, A and AA generated strong returns, reflecting an environment in which lower-rated issues generally outperformed. The Trust’s large allocations to the transportation and utilities sectors also had a positive impact on performance.

•	The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

14	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Municipal Income Trust II

Market Price and Net Asset Value Per Share Summary
	2/29/16	8/31/15	Change	High	Low
Market Price	$15.57	$14.18	9.80%	$15.74	$14.18
Net Asset Value	$15.59	$15.25	2.23%	$15.75	$15.07

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Transportation	21%	22%
Utilities	17	16
County/City/Special District/School District	13	15
Health	12	12
Corporate	10	10
State	10	9
Education	10	9
Tobacco	6	5
Housing	1	2

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	9%
2017	3
2018	5
2019	17
2020	14

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	6%	7%
AA/Aa	41	40
A	22	23
BBB/Baa	15	15
BB/Ba	5	5
B	1	1
N/R2	10	9

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 29, 2016 and August 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade represents 3% and 2%, respectively, of the Trust’s total investments.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	15

Trust Summary as of February 29, 2016	BlackRock MuniHoldings Investment Quality Fund

Trust Overview

BlackRock MuniHoldings Investment Quality Fund’s (MFL) (the “Trust”) investment objective is to provide shareholders with current income exempt from federal income tax and to provide shareholders with the opportunity to own shares the value of which is exempt from Florida intangible personal property tax. The Trust seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Trust invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives. Due to the repeal of the Florida intangible personal property tax, in September 2008, the Board gave approval to permit the Trust the flexibility to invest in municipal obligations regardless of geographic location since municipal obligations issued by any state or municipality that provides income exempt from regular federal income tax would now satisfy the foregoing objective and policy.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MFL
Initial Offering Date	September 26, 1997
Yield on Closing Market Price as of February 29, 2016 ($15.03)[1]	5.71%
Tax Equivalent Yield[2]	10.09%
Current Monthly Distribution per Common Share[3]	$0.0715
Current Annualized Distribution per Common Share[3]	$0.8580
Economic Leverage as of February 29, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MFL[1,2]	10.08%	5.28%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	11.72%	5.87%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•

The Trust’s position in A-rated bonds, which outperformed higher-rated bonds amid investors’ continued search for yield, made a positive contribution to its six-month results. This was especially true with regard to the Trust’s position in longer-dated, A-rated bonds in the transportation, utilities and tax-backed local sectors.

•

At a time in which yields declined, the Trust’s longer-duration holdings contributed positively to its performance. (Duration is a measure of interest rate sensitivity.) Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months.

•

The Trust’s positions in shorter-dated holdings, such as pre-refunded issues and bonds with very short call dates, detracted from performance. The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

16	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock MuniHoldings Investment Quality Fund

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$15.03	$14.06	6.90%	$15.08	$13.85
Net Asset Value	$15.52	$15.18	2.24%	$15.69	$15.02

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16		8/31/15
Transportation	40%		36%
Utilities	17		17
County/City/Special District/School District	14		18
State	11		9
Health	10		10
Education	6		5
Tobacco	1		1
Housing	1		2
Corporate	—	[1]	2

[1]	Represents less than 1% of total investments.

Credit Quality Allocation[2]
	2/29/16	8/31/15
AAA/Aaa	5%	5%
AA/Aa	61	62
A	31	29
BBB/Baa	2	4
N/R	1	—

[2]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	1%
2017	3
2018	14
2019	25
2020	4
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	17

Trust Summary as of February 29, 2016	BlackRock MuniVest Fund, Inc.

Trust Overview

BlackRock MuniVest Fund, Inc.’s (MVF) (the “Trust”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Trust primarily invests in long term municipal obligations rated investment grade at the time of investment and in long term municipal obligations with maturities of more than ten years at the time of investment. The Trust may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	MVF
Initial Offering Date	September 29, 1988
Yield on Closing Market Price as of February 29, 2016 ($10.60)[1]	6.06%
Tax Equivalent Yield[2]	10.71%
Current Monthly Distribution per Common Share[3]	$0.0535
Current Annualized Distribution per Common Share[3]	$0.6420
Economic Leverage as of February 29, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MVF[1,2]	13.40%	4.68%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	11.72%	5.87%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•

At a time in which yields declined, the Trust’s duration exposure contributed positively to performance. (Duration is a measure of interest rate sensitivity.) The Trust’s positions in long-maturity bonds, which outperformed short-term issues, also added value. The Trust’s exposure to zero-coupon bonds, which delivered better returns than current-coupon bonds, further aided returns. Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months. On a sector basis, the Trust’s positions in the health care and transportation segments were key positive contributors to performance.

•	The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

18	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock MuniVest Fund, Inc.

Market Price and Net Asset Value Per Share Summary
	2/29/16	8/31/15	Change	High	Low
Market Price	$10.60	$9.65	9.84%	$10.63	$9.44
Net Asset Value	$10.18	$10.04	1.39%	$10.27	$9.94

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Transportation	23%	22%
Health	23	24
County/City/Special District/School District	11	10
Education	10	11
Utilities	10	10
Corporate	10	11
Housing	5	4
State	4	4
Tobacco	4	4

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	9%	9%
AA/Aa	46	46
A	21	23
BBB/Baa	14	13
BB/Ba	3	3
B	1	1
N/R2	6	5

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 29, 2016 and August 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade representing 3% and 2%, respectively, of the Trust’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	7%
2017	7
2018	15
2019	20
2020	16

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	19

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$145	$161,049
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	180	152,991
California — 13.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	777,406
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	137,308
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	760	832,534
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	410	510,922
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	1,000	1,182,110
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/19 (a)	850	961,954
State of California, GO, Various Purposes, 6.00%, 3/01/33	685	812,917
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	500	616,680
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	210	251,042
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	160	192,342
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	1,000	1,186,060

		7,461,275
Colorado — 2.9%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	750	893,887
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	580	653,051

		1,546,938
Florida — 8.7%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	105	125,727
City of Miami Beach Florida Parking Revenue, RB, 5.00%, 9/01/45	455	517,672
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	1,875	2,279,737
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	1,255	1,418,163

Municipal Bonds	Par (000)	Value
Florida (continued)
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	$305	$361,663

		4,702,962
Georgia — 1.2%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	555	623,953
Illinois — 16.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	1,590	1,914,312
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	500	548,505
5.25%, 12/01/40	750	817,028
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	250	288,275
5.25%, 12/01/43	1,000	1,122,240
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	750	884,895
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,000	1,158,190
Metropolitan Pier & Exposition Authority, Hyatt Regency McCormick Place, Refunding RB, Series B-2, 5.25%, 6/15/50	250	261,903
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	430,455
6.00%, 6/01/28	105	125,589
State of Illinois, GO:
5.25%, 2/01/31	255	277,172
5.25%, 2/01/32	500	540,300
5.50%, 7/01/33	500	547,930
5.50%, 7/01/38	110	119,161

		9,035,955
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	1,190	1,362,609
Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	900	1,033,326
Kentucky — 1.7%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	930,528
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	380	444,623
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	315	345,945

		790,568

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	EDA	Economic Development Authority	ISD	Independent School District
AGM	Assured Guaranty Municipal Corp.	EDC	Economic Development Corp.	LRB	Lease Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	ERB	Education Revenue Bonds	M/F	Multi-Family
AMT	Alternative Minimum Tax (subject to)	GARB	General Airport Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
ARB	Airport Revenue Bonds	GO	General Obligation Bonds	PILOT	Payment in Lieu of Taxes
BARB	Building Aid Revenue Bonds	HFA	Housing Finance Agency	PSF-GTD	Permanent School Fund Guaranteed
BHAC	Berkshire Hathaway Assurance Corp.	HRB	Housing Revenue Bonds	RB	Revenue Bonds
CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority	S/F	Single-Family
COP	Certificates of Participation	IDB	Industrial Development Board

20	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

See Notes to Financial Statements.

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

Municipal Bonds	Par (000)	Value
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	$675	$807,577
Massachusetts — 2.2%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	430,965
Massachusetts Port Authority, Refunding RB, Series A, 5.00%, 7/01/45	360	418,252
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	300	351,204

		1,200,421
Michigan — 3.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	485	572,829
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	305	346,779
6.00%, 10/15/38	195	218,917
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	530	629,062

		1,767,587
Mississippi — 2.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,339,350
Nevada — 4.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,156,520
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	1,000	1,158,760

		2,315,280
New Jersey — 5.7%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	818,265
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	610	647,588
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	695	757,960
Series AA, 5.50%, 6/15/39	760	832,968

		3,056,781
New York — 4.5%
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	300	312,891
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	620	720,570
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/38	500	593,325
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.25%, 11/15/56	220	255,623
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	562,785

		2,445,194
Ohio — 2.8%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	840	939,876
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	500	596,145

		1,536,021

Municipal Bonds	Par (000)	Value
Pennsylvania — 7.3%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	$300	$341,478
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 6.00%, 12/01/16 (a)	1,500	1,563,645
Sub-Series A, 5.63%, 12/01/31	750	876,060
Sub-Series C (AGC), 6.25%, 6/01/18 (a)	500	561,645
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	530	609,447

		3,952,275
Puerto Rico — 0.2%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	95	95,241
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	990	999,653
5.00%, 6/01/50	125	129,106

		1,128,759
South Carolina — 3.5%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	635	750,519
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	500	561,730
Series E, 5.25%, 12/01/55	500	568,215

		1,880,464
Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.00%, 10/01/41 (c)	55	61,456
Texas — 9.1%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	890	1,053,386
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	395	460,819
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (a)	470	516,657
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	75	91,405
6.00%, 8/15/45	945	1,123,331
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	500	591,090
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	279,342
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	180	207,765
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	589,965

		4,913,760
Virginia — 0.7%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	145	164,659
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	200	231,630

		396,289
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	890	963,959
Total Municipal Bonds — 103.2%		55,662,568

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	21

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California — 19.3%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (e)	$1,005	$1,116,133
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	1,300	1,488,110
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (e)	1,410	1,641,515
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	2,079	2,446,155
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	225,012
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	2,234	2,552,617
University of California, RB, Series O, 5.75%, 5/15/19 (a)	810	938,209

		10,407,751
District of Columbia — 3.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	735	858,698
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (a)	899	1,008,923

		1,867,621
Illinois — 7.2%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	1,500	1,692,405
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/18 (a)	2,000	2,176,650

		3,869,055
Nevada — 3.1%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/18 (a)	1,500	1,684,470
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (e)	585	661,814
New Jersey — 3.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	1,000	1,050,130
Series B, 5.25%, 6/15/36 (e)	840	892,688

		1,942,818
New York — 13.9%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	750	832,026
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF, 5.00%, 6/15/45	1,000	1,145,627
Series FF-2, 5.50%, 6/15/40	990	1,123,782

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$1,000	$1,109,557
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,170	1,354,792
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	680	792,227
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	1,000	1,122,440

		7,480,451
Texas — 5.2%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (e)	1,050	1,171,071
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	1,450	1,646,171

		2,817,242
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	519,281
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 57.9%		31,250,503
Total Long-Term Investments (Cost — $77,666,668) — 161.1%		86,913,071

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (f)(g)	135,473	135,473
Total Short-Term Securities (Cost — $135,473) — 0.3%		135,473
Total Investments (Cost — $77,802,141) — 161.4%		87,048,544
Other Assets Less Liabilities — 1.7%		932,414
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.1)%		(16,237,349)
VRDP Shares, at Liquidation Value — (33.0)%		(17,800,000)

Net Assets Applicable to Common Shares — 100.0%		$53,943,609

Notes to Schedule of investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019, is $4,102,787. See Note 4 of the Notes to Financial Statements for details.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

(f)	During the six months ended February 29, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	135,473	135,473	—
FFI Institutional Tax-Exempt Fund	860,286	(860,286)	—	$59
Total			135,473	$59

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(12)	5-Year U.S. Treasury Note	June 2016	$1,451,813	$ 3,579
(10)	10-Year U.S. Treasury Note	June 2016	$1,305,156	6,550
(4)	Long U.S. Treasury Bond	June 2016	$658,125	3,180
(1)	Ultra U.S. Treasury Bond	June 2016	$173,156	2,091
Total				$15,400

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$15,400	—	$15,400

[1] Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:
Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts		—	—	—	—	$(156,495)	—	$(156,495)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts		—	—	—	—	$(3,046)	—	$(3,046)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$3,190,699

For more information about the Trust‘s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	23

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$86,913,071	—	$86,913,071
Short-Term Securities	$135,473	—	—	135,473

Total	$135,473	$86,913,071	—	$87,048,544

[1] See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$15,400	—	—	$15,400
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$45,950	—	—	$45,950
Liabilities:
TOB Trust Certificates	—	$(16,235,837)	—	(16,235,837)
VRDP Shares	—	(17,800,000)	—	(17,800,000)

Total	$45,950	$(34,035,837)	—	$(33,989,887)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,600	$1,853,632
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,320,581

		3,174,213
Arizona — 7.3%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,379,960
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45 (b)	460	473,814
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,205,250
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,766,580
5.00%, 12/01/37	2,065	2,439,653
University Medical Center Corp., RB, 6.50%, 7/01/19 (a)	500	591,525
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (a)	900	1,124,856

		12,981,638
Arkansas — 3.5%
City of Benton Arkansas, RB, 4.00%, 6/01/39	905	961,182
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,240	1,287,232
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,200	1,367,592
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,025	2,089,901
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	525,390

		6,231,297
California — 21.3%
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 3.25%, 11/15/36	820	809,004
Series B, 5.88%, 8/15/31	1,900	2,292,977
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,320,669
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/45	3,350	3,456,898
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (c)	1,000	1,027,220
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	2,000	2,355,040
Dinuba California Unified School District, GO, Election of 2006 (AGM), 5.75%, 8/01/33	500	571,160
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (c)	1,650	1,464,161
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (d)	8,000	3,241,440
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (d)	1,500	951,660
0.00%, 8/01/33 (d)	4,000	1,530,240
0.00%, 8/01/39 (c)	2,000	1,729,860
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (c)	2,800	3,095,260
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	3,000	3,476,010
4.00%, 10/01/44	1,080	1,146,074

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes:
5.75%, 4/01/31	$2,000	$2,273,140
6.00%, 3/01/33	1,000	1,186,740
6.50%, 4/01/33	1,950	2,275,397
5.50%, 3/01/40	2,350	2,720,054

		37,923,004
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,200,743
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/20 (a)	750	917,910

		2,118,653
Connecticut — 0.7%
Connecticut State Health & Educational Facility Authority, Refunding RB:
4.00%, 7/01/38	570	600,883
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	604,439
Trinity Health Corp., 3.25%, 12/01/36	100	97,922

		1,303,244
Delaware — 2.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,300,968
Delaware Transportation Authority, RB:
5.00%, 6/01/45	2,000	2,303,620
5.00%, 6/01/55	950	1,068,180

		4,672,768
Florida — 4.2%
Capital Trust Agency, Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 7/01/40	600	609,012
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	5,097,504
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	920	1,039,609
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	134,420
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (e)(f)	910	636,882

		7,517,427
Georgia — 2.6%
City of Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/01/43	4,000	4,619,800
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	439,516
Idaho — 2.5%
Idaho Health Facilities Authority, RB:
St. Lukes Health System Project Series A, 5.00%, 3/01/39	900	1,012,932
Trinity Health Corp., Series 2016 ID, 4.00%, 12/01/45	1,300	1,345,331
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/18 (a)	1,750	2,013,795

		4,372,058
Illinois — 4.7%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	1,600	1,640,320

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	25

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	$870	$947,543
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	724,431
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 5/01/19 (a)	650	767,683
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,010	1,164,399
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,095,010
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,150	1,375,503
State of Illinois, GO, 5.00%, 2/01/39	665	697,319

		8,412,208
Iowa — 0.9%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project:
5.75%, 9/01/30	500	524,400
6.00%, 9/01/39	1,000	1,046,860

		1,571,260
Kansas — 2.5%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	4,000	4,484,680
Kentucky — 1.9%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	2,071,468
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (c):
0.00%, 7/01/34	500	389,750
0.00%, 7/01/39	830	630,327
0.00%, 7/01/43	270	203,024

		3,294,569
Louisiana — 2.2%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	860	969,848
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,228,563
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	442,932
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 11/01/45	1,305	1,302,690

		3,944,033
Maryland — 0.9%
County of Anne Arundel Maryland Consolidated, Special Tax District, Villages at Two Rivers Project:
5.13%, 7/01/36	170	175,163
5.25%, 7/01/44	170	174,842
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,000	1,167,700

		1,517,705
Massachusetts — 1.2%
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, 5.00%, 1/01/41	1,600	1,778,464
International Charter School, 5.00%, 4/15/40	400	432,224

		2,210,688

Municipal Bonds	Par (000)	Value
Michigan — 2.2%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	$240	$255,242
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,225,034
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/18 (a)	755	863,327
6.25%, 10/15/38	495	558,900

		3,902,503
Minnesota — 3.3%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	710	818,261
6.50%, 11/15/38	3,890	4,398,228
Minnesota Higher Education Facilities Authority, Refunding RB (g):
3.00%, 4/01/36	260	246,605
4.00%, 4/01/39	380	399,285

		5,862,379
Mississippi — 3.2%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	444,272
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	928,790
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,963,133
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (a)	2,100	2,428,566

		5,764,761
Missouri — 2.3%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	978,030
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	573,845
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	344,707
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	565,955
Heartland Regional Medical Center, 4.13%, 2/15/43	400	413,668
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,147,240

		4,023,445
Nebraska — 3.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	600	646,926
County of Douglas Hospital Authority No. 2, RB, Madonna Rehabilitation Hospital Project, 4.00%, 5/15/33	1,095	1,125,846
County of Douglas Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	448,504
Lincoln Airport Authority, Refunding RB, Series A, 4.00%, 7/01/40	520	547,534
Minden Public Schools, GO, 4.00%, 12/15/39	500	511,045

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	$250	$291,130
4.00%, 1/01/44	400	415,912
Omaha School District, GO, 4.00%, 12/15/39	2,500	2,624,750

		6,611,647
Nevada — 1.6%
City of Las Vegas Nevada, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,110	1,118,925
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,000	1,058,580
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	580,744

		2,758,249
New Jersey — 13.1%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	915	36,325
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	660	745,978
The Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	200	219,514
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	9,177,825
New Jersey Educational Facilities Authority, Refunding RB:
The College of New Jersey, 3.50%, 7/01/31	1,225	1,252,036
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (a)	630	753,619
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	800	966,568
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	510	574,571
5.00%, 7/01/25	500	582,245
5.63%, 7/01/37	1,700	1,970,368
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	100	103,600
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	1,860	2,112,848
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	1,000	369,040
Transportation Program, Series AA, 5.00%, 6/15/44	3,030	3,174,319
Transportation Program, Series AA, 5.00%, 6/15/45	900	946,386
Transportation Program, Series AA, 5.00%, 6/15/46	400	420,304

		23,405,546
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	450	515,034
New York — 8.1%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1, 5.00%, 8/01/35	1,580	1,870,704
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.75%, 8/01/31 (h)	3,165	3,284,447

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	$925	$945,452
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series A, 3.00%, 6/15/36 (g)	1,920	1,879,891
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	900	938,673
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,160	1,125,223
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	2,300	2,690,471
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	800	900,456
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	405	441,552
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	400	405,752

		14,482,621
North Carolina — 2.0%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,695	2,700,120
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/18 (a)	800	920,792

		3,620,912
North Dakota — 0.5%
City of Fargo, GO, Series D, 4.00%, 5/01/37	225	238,284
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (a)	480	575,146

		813,430
Ohio — 1.2%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M Cox Dayton International Airport, AMT, 4.00%, 12/01/32	2,000	2,072,700
Oklahoma — 1.4%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	815,458
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	620	649,450
Oklahoma Water Resources Board, RB, 4.00%, 4/01/40	990	1,053,617

		2,518,525
Oregon — 3.0%
County of Jackson Oregon Airport Revenue, Refunding RB:
3.00%, 12/01/35	150	145,157
3.13%, 12/01/37	110	106,559
County of Umatilla Pendleton Oregon School District No. 16R, GO, Series A, 4.00%, 6/15/38	125	134,495
Lane County School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (d)	1,000	396,370
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/19 (a)	750	871,253
Oregon Health & Science University, Refunding RB, Series B, 4.00%, 7/01/46	1,155	1,206,732

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	27

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Oregon (continued)
State of Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/45	$2,220	$2,495,657

		5,356,223
Pennsylvania — 4.3%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,000,813
Delaware County Authority, RB, Villanova University, 4.00%, 8/01/45	2,000	2,085,840
Delaware River Port Authority, RB:
4.50%, 1/01/32	1,500	1,680,555
Series D (AGM), 5.00%, 1/01/40	2,600	2,895,958

		7,663,166
Rhode Island — 4.7%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,157,430
Rhode Island Infrastructure Bank, RB, Series A:
3.00%, 10/01/31	200	203,172
3.00%, 10/01/32	80	80,747
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A:
4.00%, 10/01/36	780	820,349
5.00%, 10/01/40	1,155	1,329,798
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	900	1,000,764
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,063,920
Series B, 4.50%, 6/01/45	2,730	2,756,618

		8,412,798
Tennessee — 2.7%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,950	2,189,889
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	975,047
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	315,744
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	800	870,288
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.00%, 10/01/45 (g)	385	428,763

		4,779,731
Texas — 9.5%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (a):
7.13%, 12/01/18	500	586,985
7.25%, 12/01/18	1,750	2,060,415
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (d)	11,690	3,400,504
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	1,500	1,705,755
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (d)	10,760	4,135,714
Leander ISD, GO, Refunding, CAB Series D, 0.00%, 8/15/35 (d)	4,000	1,819,520

Municipal Bonds	Par (000)	Value
Texas (continued)
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$760	$877,230
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,417,920

		17,004,043
U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority, Refunding RB, Virgin Islands Gross Receipts, Series C, 4.50%, 10/01/44	1,360	1,398,012
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42	400	406,588
Vermont — 2.7%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	2,360	2,491,664
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 6/01/18 (a)	1,190	1,304,062
Vermont Student Assistance Corp., RB, Series A, 4.13%, 6/15/30	1,000	1,045,050

		4,840,776
Virginia — 0.6%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	880	1,017,966
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (a)	1,400	1,645,140
Wisconsin — 0.4%
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 7/01/37	665	765,102
Total Municipal Bonds — 134.9%		240,430,058

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Colorado — 2.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 5/01/18 (a)	3,750	4,097,287
Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	3,014,165
New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (j)	1,400	1,487,813
New York — 14.3%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	3,990	4,312,711
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	450	499,216
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,000	6,938,506

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System: (continued)
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	$405	$459,729
Series A, 4.75%, 6/15/30	3,000	3,149,880
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	2,500	2,905,267
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,900,645
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (a)	2,199	2,416,271
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,833,874

		25,416,099
Ohio — 1.9%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 4/28/18 (a)	1,260	1,325,092
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,153,700

		3,478,792

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	$1,580	$1,766,740
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.0%		39,260,896
Total Long-Term Investments (Cost — $253,858,772) — 156.9%		279,690,954

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (k)(l)	328,750	328,750
Total Short-Term Securities (Cost — $328,750) — 0.2%		328,750
Total Investments (Cost — $254,187,522) — 157.1%		280,019,704
Liabilities in Excess of Other Assets — (0.4)%		(647,819)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.9)%		(21,239,679)
VMTP Shares, at Liquidation Value — (44.8)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$178,232,206

Notes to Schedule of investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Zero-coupon bond.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	When-issued security.

(h)	Variable rate security. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 and June 15, 2019, is $2,411,645. See Note 4 of the Notes to Financial Statements for details.

(k)	During the six months ended February 29, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	328,750	328,750	—
FFI Institutional Tax Exempt Fund	6,015,344	(6,015,344)	—	$331
Total			328,750	$331

(l)	Current yield as of period end.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	29

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(37)	5-Year U.S. Treasury Note	June 2016	$4,476,422	$2,565
(52)	10-Year U.S. Treasury Note	June 2016	$6,786,813	(5,712)
(32)	Long U.S. Treasury Bond	June 2016	$5,265,000	30,797
(9)	Ultra U.S. Treasury Bond	June 2016	$1,558,406	7,860
Total				$35,510

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$41,222	—	$41,222

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$(5,712)	—	$(5,712)

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:
Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts		—	—	—	—	$(666,155)	—	$(666,155)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts		—	—	—	—	$5,891	—	$5,891

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$11,715,215

For more information about the Trust‘s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$279,690,954	—	$279,690,954
Short-Term Securities	$328,750	—	—	328,750

Total	$328,750	$279,690,954	—	$280,019,704

[1] See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$41,222	—	—	$41,222
Liabilities:
Interest rate contracts	(5,712)	—	—	(5,712)

Total	$35,510	—	—	$35,510

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$275,050	—	—	$275,050
Liabilities:
TOB Trust Certificates	—	$(21,235,789)	—	(21,235,789)
VMTP Shares	—	(79,900,000)	—	(79,900,000)

Total	$275,050	$(101,135,789)	—	$(100,860,739)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	31

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,000	$1,158,451
6.13%, 6/01/19	1,000	1,162,510
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	372,078

		2,693,039
California — 14.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,393,300
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,343,653
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,287,142
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,538,250
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,277,304
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,603,931
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,181,950
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,276,538
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,239,740
5.50%, 11/01/31	1,500	1,850,040
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	505	603,697
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	380	456,813
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,355	2,793,171

		20,845,529
Colorado — 3.9%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,873,512
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,595,858

		5,469,370
Florida — 8.2%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,324,432
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	245,467
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	4,215	5,124,850
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	745	883,406

		11,578,155
Georgia — 2.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	2,500	3,020,550
Illinois — 22.0%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	825	961,595
Series C, 6.50%, 1/01/41	3,740	4,502,848

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 1/01/30	$1,000	$1,131,760
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	1,300	1,485,510
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,493,977
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,268,110
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,230,010
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,480	1,571,346
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,441,375
5.25%, 12/01/43	3,000	3,366,720
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,224,036
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,079,087
6.00%, 6/01/28	260	310,983
State of Illinois, GO:
5.25%, 2/01/31	610	663,039
5.25%, 2/01/32	1,000	1,080,600
5.50%, 7/01/33	1,000	1,095,860
5.50%, 7/01/38	270	292,486

		31,199,342
Indiana — 1.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,719,121
Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	424,972
Series A-2, 6.00%, 1/01/23	150	169,269
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	790	867,610

		1,461,851
Maryland — 0.2%
Maryland Economic Development Corp., Refunding RB, University Of Maryland, College Park Projects, 5.00%, 6/01/35 (b)	195	226,083
Michigan — 2.4%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,912,806
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,205	1,430,227

		3,343,033
Minnesota — 3.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	565	651,151
6.50%, 11/15/38	3,115	3,521,975

		4,173,126
Mississippi — 2.2%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,500	2,009,025

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds	Par (000)	Value
Mississippi (continued)
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	$1,000	$1,168,980

		3,178,005
Nevada — 5.7%
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,410	5,846,208
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,258,720

		8,104,928
New Jersey — 5.0%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,300	1,459,653
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,634,895
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,182,060
Series AA, 5.50%, 6/15/39	1,620	1,775,536

		7,052,144
New York — 4.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,789,049
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	1,565	1,857,107
Series A-1, 5.25%, 11/15/39	1,000	1,174,880

		5,821,036
Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	470	560,376
Pennsylvania — 5.0%
Pennsylvania Turnpike Commission, RB:
Series B, 5.00%, 12/01/45	3,000	3,382,260
Series C, 5.00%, 12/01/43	1,720	1,947,470
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,724,850

		7,054,580
South Carolina — 2.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,802,428
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,000	1,123,460
Series E, 5.25%, 12/01/55	1,000	1,136,430

		4,062,318
Texas — 14.7%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,000	2,217,400
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	980	1,143,297
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,855,112
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,600	3,025,360
6.00%, 11/15/36	2,215	2,577,374
5.38%, 11/15/38	1,000	1,120,800

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	$205	$236,853
6.50%, 7/01/37	795	895,814
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	1,045	1,220,581
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,000	1,184,470
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,182,570
Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,676,055
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	440	507,870

		20,843,556
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	370	420,165
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,158,150

		1,578,315
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,191,234
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	795	930,063

		2,121,297
Total Municipal Bonds — 103.9%		147,105,754

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
California — 8.9%
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	12,637,324
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,507,082
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(f)	760	862,203
Illinois — 5.7%
State of Illinois Toll Highway Authority, RB, Senior:
Priority, Series A, 5.00%, 1/01/40	825	944,185
Priority, Series B, 5.50%, 1/01/18 (a)	2,999	3,264,975
Series B, 5.00%, 1/01/40	3,329	3,818,874

		8,028,034
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	1,005,764
Michigan — 2.1%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	3,016,548
Nevada — 5.0%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/18 (a)	2,000	2,245,960

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	33

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District Nevada, GO, Refunding, Series 2016, 11.02%, 6/01/28 (a)	$4,100	$4,817,828

		7,063,788
New Jersey — 6.4%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (a)	329	383,766
6.00%, 12/15/34	671	761,889
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (f)	6,020	6,829,028
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	1,000	1,062,723

		9,037,406
New York — 12.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,993	5,918,925
Series FF, 5.00%, 6/15/45	3,019	3,459,794
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	998,601
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	1,000	1,162,107
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,421,719
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	1,740	2,027,169

		16,988,315
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,784,336

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Texas — 5.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$4,456	$5,061,141
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,310	2,730,836

		7,791,977
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,095,174
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 50.8%		71,817,951
Total Long-Term Investments (Cost — $197,182,911) — 154.7%		218,923,705

Short-Term Securities Shares	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (g)(h)	1,151,976	1,151,976
Total Short-Term Securities (Cost — $1,151,976) — 0.8%		1,151,976
Total Investments (Cost — $ 198,334,887) — 155.5%		220,075,681
Other Assets Less Liabilities — 1.0%		1,448,732
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.7)%		(37,764,047)
VMTP Shares, at Liquidation Value — (29.8)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$141,560,366

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Variable rate security. Rate as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2016 to July 1, 2020, is $7,486,048. See Note 4 of the Notes to Financial Statements for details.

(g)	During the six months ended February 29, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	1,151,976	1,151,976	$30
FFI Institutional Tax-Exempt Fund	953,611	(953,611)	—	116
Total			1,151,976	$146

(h)	Current yield as of period end.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(28)	5-Year U.S. Treasury Note	June 2016	$3,387,563	$2,174
(34)	10-Year U.S. Treasury Note	June 2016	$4,437,531	2,646
(13)	Long U.S. Treasury Bond	June 2016	$2,138,906	12,502
(2)	Ultra U.S. Treasury Bond	June 2016	$346,313	1,372
Total				$18,694

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets – Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$18,694	—	$18,694

[1] Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:
Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts		—	—	—	—	$(403,471)	—	$ (403,471)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts		—	—	—	—	$(30,775)	—	$ (30,775)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$4,595,063	[1]
Average notional value of contracts — short	$7,247,957
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Trust‘s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$218,923,705	—	$218,923,705
Short-Term Securities	$1,151,976	—	—	1,151,976

Total	$1,151,976	$218,923,705	—	$220,075,681

[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	35

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$18,694	—	—	$18,694
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$132,800	—	—	$132,800
Liabilities:
TOB Trust Certificates	—	$(37,759,323)	—	(37,759,323)
VMTP Shares	—	(42,200,000)	—	(42,200,000)

Total	$132,800	$(79,959,323)	—	$(79,826,523)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.1%
City of Birmingham Alabama Airport Authority, ARB, (AGM), 5.50%, 7/01/40	$5,800	$6,635,536
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	1,495	1,731,987
City of Birmingham Albama, GO, Convertible CAB, Series A1, 0.00%, 3/01/45 (b)	1,165	1,145,335
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,800	2,820,328
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	3,800	4,466,406

		16,799,592
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,222,636
Arizona — 0.4%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,393,588
5.25%, 10/01/28	250	280,885

		1,674,473
California — 15.0%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	714,475
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	13,329,778
California State University, Refunding RB, Systemwide, Series A, (AGM):
5.00%, 5/01/17 (a)	3,040	3,201,029
5.00%, 11/01/32	4,960	5,171,544
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,841,519
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM) (a):
0.00%, 8/01/16 (c)	4,200	1,416,618
5.00%, 8/01/18	7,450	8,223,384
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (c):
0.00%, 8/01/31	13,575	6,556,725
0.00%, 8/01/32	14,150	6,496,123
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	1,580	1,170,875
San Diego California Unified School District, GO, Election of 2008 (c):
CAB, Series C, 0.00%, 7/01/38	2,000	858,860
CAB, Series G, 0.00%, 7/01/34	725	326,315
CAB, Series G, 0.00%, 7/01/35	775	327,747
CAB, Series G, 0.00%, 7/01/36	1,155	459,309
CAB, Series G, 0.00%, 7/01/37	770	288,042
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (c)	1,400	835,968
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,268,630
State of California, GO, Various Purposes, 5.00%, 4/01/42	3,000	3,452,190
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,740,705
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/37 (c)	10,000	4,335,100

		62,014,936

Municipal Bonds	Par (000)	Value
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	$960	$1,102,944
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	1,305	1,476,712

		2,579,656
District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,548,735
Florida — 15.3%
City of Tallahassee FL Energy System Revenue, RB, 5.00%, 10/01/37	5,000	5,295,850
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	1,795	2,004,638
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,522,402
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18 (a)	6,750	7,537,455
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/17 (a)	3,475	3,681,936
County of Miami-Dade Florida, RB:
CAB, Special Obligation, Sub-Series A (NPFGC), 0.00%, 10/01/38 (c)	15,000	4,653,750
Seaport, Series A, 6.00%, 10/01/38	2,770	3,367,932
County of Miami-Dade Florida Aviation, Refunding ARB:
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,727,500
Series A, 5.50%, 10/01/36	5,000	5,710,300
County of Miami-Dade Florida Educational Facilities Authority, RB, University Miami, Series A, 5.00%, 4/01/40	3,910	4,441,330
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 7/01/35	1,300	1,405,898
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (a)	6,000	6,119,400
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	332,178
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,537,881
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,584,054
South Florida Water Management District, COP, (AMBAC), 5.00%, 10/01/16 (a)	1,000	1,027,390
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	2,000	2,353,340

		63,303,234
Georgia — 2.9%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	7,500	9,061,650
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,343,612
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	545	646,234
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/33	155	175,331
5.00%, 4/01/44	595	652,989

		11,879,816

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	37

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	$5,000	$5,698,050
Illinois — 14.1%
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/34	4,305	4,147,222
Project, 5.25%, 1/01/33	1,315	1,306,189
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	4,875	5,087,647
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	9,800	11,405,828
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	1,525	1,768,786
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,933,020
Sales Tax Receipts, 5.25%, 12/01/36	650	713,057
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,542,996
5.50%, 12/01/38	1,000	1,153,100
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	229,383
Illinois Finance Authority, Refunding RB, Silver Cross Hospital and Medical Centers:
4.13%, 8/15/37	3,130	3,220,207
5.00%, 8/15/44	390	429,503
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B, 4.25%, 6/15/42	255	252,006
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	849,224
State of Illinois, GO:
5.25%, 2/01/33	2,435	2,624,419
5.50%, 7/01/33	880	964,357
5.25%, 2/01/34	5,910	6,349,054
5.50%, 7/01/38	1,475	1,597,838
5.00%, 2/01/39	2,200	2,306,920
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	1,020	1,133,016

		58,013,772
Indiana — 1.9%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,296,251
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,474,097

		7,770,348
Iowa — 2.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,584,370
Series A (AGC), 5.63%, 8/15/37	5,000	5,634,350

		9,218,720
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,667,850
Louisiana — 1.2%
State of Louisiana Gasoline & Fuels Tax, RB, Series A (AGM), 5.00%, 5/01/16 (a)	5,000	5,040,950
Massachusetts — 0.4%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,395	1,609,830

Municipal Bonds	Par (000)	Value
Michigan — 5.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	$3,000	$3,259,320
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,100	1,299,199
Michigan Finance Authority, RB, Beaumont Health Credit Group, 4.00%, 11/01/46	430	431,010
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group:
5.00%, 12/01/21(a)	30	36,426
5.00%, 12/01/39	9,020	10,077,866
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	1,560	1,749,899
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,312,340
Series I-A, 5.38%, 10/15/41	800	924,936
Series II-A, 5.38%, 10/15/36	1,500	1,734,255
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	482,813

		22,308,064
Nebraska — 1.7%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	6,345	7,048,787
Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	3,000	3,364,380
(AGM), 5.25%, 7/01/39	4,100	4,599,585

		7,963,965
New Jersey — 6.5%
New Jersey EDA, RB, Series WW:
5.25%, 6/15/33	170	184,289
5.00%, 6/15/34	225	237,478
5.00%, 6/15/36	1,395	1,464,722
5.25%, 6/15/40	400	428,204
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/36	5,070	5,322,283
CAB, Transportation System, Series A, 0.00%, 12/15/38 (c)	5,845	1,830,011
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,785,712
Transportation Program, Series AA, 5.00%, 6/15/38	1,945	2,043,184
Transportation System, Series A, 5.50%, 6/15/41	3,000	3,236,520
Transportation System, Series AA, 5.50%, 6/15/39	3,785	4,148,398
Transportation System, Series B, 5.25%, 6/15/36	5,000	5,312,400
Transportation System, Series D, 5.00%, 6/15/32	900	960,615

		26,953,816
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	405	463,531
New York — 2.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,199,073
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,950,927

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds	Par (000)	Value
New York (continued)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/17 (a)	$4,500	$4,781,070
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	770	894,902
State of New York Dormitory Authority, RB, Series B, 5.75%, 3/15/36	1,300	1,487,395

		11,313,367
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	755,942
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	780	925,018
5.25%, 2/15/33	1,095	1,294,728

		2,975,688
Pennsylvania — 2.5%
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118B, 4.05%, 10/01/40	1,770	1,828,463
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	4,630	5,232,178
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	785,871
Series C, 5.50%, 12/01/33	630	762,470
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	625	734,819
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	850	959,335

		10,303,136
Rhode Island — 2.1%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	2,250	2,590,515
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	5,855	5,912,086

		8,502,601
South Carolina — 4.5%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	316,103
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,629,900
State of South Carolina Public Service Authority, RB, Santee Cooper, Series E, 5.50%, 12/01/53	610	699,835
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,693,090
Series E, 5.25%, 12/01/55	1,185	1,346,670
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,960	7,987,783

		18,673,381
Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.00%, 10/01/45 (f)	470	523,425
Texas — 18.4%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A, 5.00%, 1/01/40	570	641,455
Central Texas Turnpike System, Refunding RB, CAB, Series B, 0.00%, 8/15/37 (c)	2,050	832,197
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	615	693,400

Municipal Bonds	Par (000)	Value
Texas (continued)
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 8/15/30 (c)	$10,030	$6,962,826
County of Harris Texas, GO, Refunding, (NPFGC) (c):
0.00%, 8/15/25	7,485	6,201,996
0.00%, 8/15/28	10,915	8,307,734
County of Harris Texas Houston Sports Authority, Refunding RB (c):
3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/38	16,890	5,004,338
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/38	5,785	1,853,398
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/39	6,160	1,853,914
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (c)	2,340	1,007,019
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,284,718
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (a)	2,980	3,109,064
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	1,975	813,325
Convertible CAB, Series C, 0.00%, 9/01/45 (b)	2,500	2,610,450
Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,212,780
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 1/01/28	625	712,619
1st Tier System, Series S, 5.75%, 1/01/18 (a)	11,615	12,682,418
1st Tier System, Series SE, 5.75%, 1/01/40	11,435	12,328,188
Series B, 5.00%, 1/01/40	2,270	2,569,731
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/32	2,540	2,812,339
Natural Gas Utility Improvements, 5.00%, 12/15/31	2,105	2,334,761

		75,828,670
Utah — 1.7%
Leander ISD, GO, Refunding, CAB, Series D, 0.00%, 8/15/38 (c)	3,775	1,446,089
Utah Transit Authority, RB, Series A, 5.00%, 6/15/18 (a)	5,000	5,495,250

		6,941,339
Washington — 1.8%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	2,000	2,202,480
MultiCare Health System, Series C (AGC), 5.50%, 8/15/18 (a)	4,000	4,464,800
Providence Health & Services, Series A, 5.25%, 10/01/39	675	748,926

		7,416,206
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,696,186
Total Municipal Bonds — 113.0%		466,954,760

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Arizona — 0.7%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,447,628

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	39

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	$1,500	$1,596,255

		3,043,883
California — 3.6%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (h)	3,379	3,673,521
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	5,000	5,321,750
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	510,978
San Diego County Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 5/01/18 (a)	808	883,008
5.00%, 5/01/33	4,062	4,403,426

		14,792,683
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,801,570
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (h)	1,080	1,261,760
Florida — 7.9%
City of Miami Beach Florida, RB, 5.00%, 9/01/45	3,500	3,997,420
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (h)	3,000	3,183,870
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	1,800	1,863,108
County of Miami-Dade Florida Transit Sales Surtax Revenue, Refunding RB, 11.03%, 7/01/20 (d)(e)	975	2,213,913
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	10,101	11,469,775
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	6,096	6,782,983
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (h)	2,999	3,178,785

		32,689,854
Illinois — 10.5%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	8,310	8,502,875
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,839,728
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	11,748	12,269,029
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (h)	1,400	1,554,188
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 1/01/40	3,045	3,484,900
Senior Priority, Series B, 5.50%, 1/01/18 (a)	4,499	4,897,462
Senior, Series B, 5.00%, 1/01/40	1,170	1,341,766
Series A, 5.00%, 1/01/38	7,714	8,611,031

		43,500,979
Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	2,220	2,497,458
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,092,787

		3,590,245
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (h)	4,197	4,800,751

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	$2,024	$2,329,274

		7,130,025
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (h)	2,000	2,125,446
New York — 9.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,240	7,216,047
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,845	2,180,938
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,509,543
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	14,901,375
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	5,720	6,590,469
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (h)	4,500	5,002,695

		40,401,067
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	620	699,193
South Carolina — 0.2%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (h)	600	679,896
Texas — 1.3%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,587,280
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	817,045

		5,404,325
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	451,548
Washington — 1.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	3,494	3,750,760
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	3,934,850

		7,685,610
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	3,520	3,891,430
Series C, 5.25%, 4/01/39	2,500	2,707,750

		6,599,180
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.6%		171,857,264
Total Long-Term Investments (Cost — $580,286,116) — 154.6%		638,812,024

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Short-Term Securities — 1.2%	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.02% (i)(j)	5,032,305	$5,032,305
Total Short-Term Securities (Cost — $5,032,305) — 1.2%		5,032,305
Total Investments (Cost — $585,318,421) — 155.8%		643,844,329
Other Assets Less Liabilities — 1.0%		4,271,587
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.6)%		(97,645,209)
VMTP Shares, at Liquidation Value — (33.2)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$413,270,707

Notes to Schedule of investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Variable rate security. Rate as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between April 1, 2016 to December 1, 2029, is $13,670,982. See Note 4 of the Notes to Financial Statements for details.

(i)	During the six months ended February 29, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	5,032,305	5,032,305	$5
FFI Institutional Tax-Exempt Fund	6,416,284	(6,416,284)	—	516
Total			5,032,305	$521

(j)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(52)	5-Year U.S. Treasury Note	June 2016	$6,291,188	$4,038
(96)	10-Year U.S. Treasury Note	June 2016	$12,529,500	7,365
(48)	Long U.S. Treasury Bond	June 2016	$7,897,500	46,139
(10)	Ultra U.S. Treasury Bond	June 2016	$1,731,562	7,874
Total				$65,416

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$65,416	—	$65,416

[1] Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	41

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(883,824)	—	$(883,824)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(35,476)	—	$(35,476)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$19,666,980

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$638,812,024	—	$638,812,024
Short-Term Securities	$5,032,305	—	—	5,032,305

Total	$5,032,305	$638,812,024	—	$643,844,329

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$65,416	—	—	$65,416
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$417,050	—	—	$417,050
Liabilities:
TOB Trust Certificates	—	$(97,623,691)	—	(97,623,691)
VMTP Shares	—	(137,200,000)	—	(137,200,000)

Total	$417,050	$(234,823,691)	—	$(234,406,641)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.6%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,635,811
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	540	592,731
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,467,735
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,992,639
Lower Alabama Gas District, RB, Series A, 5.00%, 9/01/46	1,555	1,815,400

		9,504,316
Arizona — 2.1%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,636,452
5.00%, 12/01/37	1,000	1,181,430

		7,817,882
California — 10.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	2,480	2,848,875
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,198,915
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,595,467
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	160	180,101
5.25%, 8/15/49	395	443,178
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	1,655	1,802,907
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A: Senior,
5.00%, 5/15/40	6,500	7,363,590
5.25%, 5/15/39	860	965,720
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	472,439
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/33	3,000	1,517,610
0.00%, 8/01/43	2,500	806,175
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,760	2,088,662
6.50%, 4/01/33	10,645	12,421,331
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	951,341
Sub-Series I-1, 6.38%, 11/01/34	1,280	1,534,093

		39,190,404
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,623,464
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,111,148
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,344,334
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,405,473
Delaware Transportation Authority, RB, 5.00%, 6/01/55	1,260	1,416,744

		7,166,551

Municipal Bonds	Par (000)	Value
District of Columbia — 5.3%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	$820	$949,322
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed:
6.50%, 5/15/33	3,250	4,004,878
6.75%, 5/15/40	11,500	11,558,995
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	610,390
5.25%, 10/01/44	2,000	2,232,260

		19,355,845
Florida — 5.7%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,615,655
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,814,450
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,450	1,620,520
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.25%, 10/01/38	2,855	3,113,834
Series A-1, 5.38%, 10/01/41	1,255	1,430,788
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	5,000	5,677,350
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	3,300	4,355,076
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	1,895	1,326,254

		20,953,927
Georgia — 1.7%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	2,870	3,327,162
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	658,091
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	1,025,358
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	1,220	1,351,687

		6,362,298
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,480	1,688,177
Illinois — 19.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,000	5,827,850
Series C, 6.50%, 1/01/41	6,430	7,741,527
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,050	2,938,217
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,940	4,918,610
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,252,775
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,320,961
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	974,370
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,208,050
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,987,055

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	43

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30 (f)	$7,445	$7,546,550
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	2,815	3,237,363
Senior, Series C, 5.00%, 1/01/37	3,005	3,443,339
Series A, 5.00%, 1/01/38	2,520	2,812,925
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	6,725	7,145,716
Series B-2, 5.00%, 6/15/50	2,725	2,822,691
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	520	613,252
6.00%, 6/01/28	1,255	1,501,093
State of Illinois, GO:
5.00%, 2/01/39	1,640	1,719,704
Series A, 5.00%, 4/01/35	2,500	2,627,700
Series A, 5.00%, 4/01/38	3,885	4,061,573
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	760,672
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	860	955,288
5.00%, 4/01/44	1,050	1,159,316

		70,576,597
Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	845	1,031,153
7.00%, 1/01/44	3,535	4,341,192
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	4,136,219
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	435	473,010
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	523,233
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,729,446
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	1,017,700
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	1,200	1,374,060
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,380	1,569,626

		16,195,639
Iowa — 2.4%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,040	1,082,131
5.50%, 12/01/22	2,550	2,669,034
5.25%, 12/01/25	500	545,120
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,435	1,528,246
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	3,095	3,082,651

		8,907,182
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,060	1,189,023
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	1,280	962,483

		2,151,506

Municipal Bonds	Par (000)	Value
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$3,650	$4,270,719
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,100	1,233,705
5.25%, 5/15/31	935	1,046,518
5.25%, 5/15/32	1,195	1,352,931
5.25%, 5/15/33	1,300	1,447,810
5.25%, 5/15/35	545	609,043

		9,960,726
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	518,990
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	800	763,824
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	2,400	2,715,264

		3,998,078
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	1,530	1,535,003
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	955	1,063,784

		2,598,787
Michigan — 2.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,825	5,338,621
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,679,385
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	940	1,017,823
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,372,859

		10,408,688
Missouri — 1.9%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,175,600
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	308,528
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	1,135	1,227,866
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	265	292,859

		7,004,853
Multi-State — 2.0%
Centerline Equity Issuer Trust (b)(g):
Series A-4-2, 6.00%, 5/15/19	3,500	3,940,790
Series B-3-2, 6.30%, 5/15/19	3,000	3,402,450

		7,343,240
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	895	994,273
5.00%, 9/01/42	1,570	1,692,790

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	$1,245	$1,397,201
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,795,067

		5,879,331
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,489,625
New Jersey — 8.7%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,100	1,138,643
5.25%, 11/01/44	1,640	1,685,871
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	1,165	1,183,454
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 9/15/19	870	918,868
5.13%, 9/15/23	2,130	2,356,419
5.25%, 9/15/29	2,130	2,332,755
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	9,147,232
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	2,160	2,431,512
Series E, 5.00%, 1/01/45	2,810	3,191,991
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	3,760	3,939,089
Transportation System, Series B, 5.25%, 6/15/36	2,690	2,858,071
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	570	653,345

		31,837,250
New York — 9.4%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.75%, 8/01/31 (h)	6,700	6,952,858
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,680	3,054,557
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	2,000	2,085,940
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	832	932,288
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,996,913
5.25%, 11/15/39	910	1,064,491
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,335	1,502,636
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	4,640	4,932,552
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	365	392,262
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	910	992,127
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,930	2,300,135
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	1,145	1,161,465
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,922,090
Special Project, 6.00%, 12/01/36	1,410	1,664,589

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	$2,500	$2,481,050

		34,435,953
North Carolina — 3.2%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	6,500	6,512,350
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,070,540
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,696,791
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 7/01/35	1,530	1,701,727
Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	625	715,438

		11,696,846
Ohio — 2.4%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,809,854
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	710	783,251
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	3,025	3,267,605
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	870	943,376

		8,804,086
Pennsylvania — 2.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,641,000
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	685	736,423
Pennsylvania Economic Development Financing Authority, RB:
AMT, Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	3,030	3,316,547
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,298,985
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,334,038

		10,326,993
Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	2,850	2,877,787
5.00%, 6/01/50	2,435	2,514,990

		5,392,777
South Carolina — 3.9%
South Carolina State Ports Authority, RB:
5.25%, 7/01/40	3,595	4,047,898
AMT, 5.25%, 7/01/55	1,390	1,538,605
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,385	3,846,815
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	4,170	4,785,784

		14,219,102

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	45

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Tennessee — 0.5%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	$1,470	$1,648,928
Texas — 11.7%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	2,400	60,000
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	2,350	2,805,970
Sub-Lien, 5.00%, 1/01/33	390	430,026
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	630	695,766
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	665	739,832
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	1,650	1,899,398
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,839,988
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	460	499,114
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,641,122
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	485	572,159
County of Harris Texas-Houston Sports Authority, Refunding RB, 3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/36 (c)	25,375	8,514,581
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	6,055	2,453,183
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	325	396,087
6.00%, 8/15/45	4,085	4,855,880
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,626,880
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,654,843

		42,684,829
Utah — 0.2%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	875	834,190
Virginia — 1.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,755	1,952,402
6.00%, 1/01/37	3,180	3,678,561

		5,630,963
Washington — 4.0%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 8/01/36	5,050	5,817,044
Grant County Public Utility District No 2, Refunding RB, Series A:
5.00%, 1/01/41	2,035	2,345,724
5.00%, 1/01/43	2,335	2,689,383
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	815	903,713
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,887,643

		14,643,507

Municipal Bonds	Par (000)	Value
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$910	$1,029,019
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	3,355	3,819,231
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.50%, 1/01/33	800	859,472
5.50%, 1/01/38	750	805,755

		5,484,458
Total Municipal Bonds — 123.5%		451,957,165

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,594,757
California — 5.3%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	2,850	3,165,153
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	10,335	11,650,025
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	2,530	2,692,805
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,095,012

		19,602,995
Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (a):
Series C-3, 5.10%, 4/29/18	4,230	4,629,904
Series C-7, 5.00%, 5/01/18	2,710	2,960,973

		7,590,877
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,179	5,434,574
Series X-3, 4.85%, 7/01/37	5,143	5,413,804

		10,848,378
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	5,080,106
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,887,961
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	2,219	2,511,501
New York — 10.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	1,710	1,941,077
Series HH, 5.00%, 6/15/31 (j)	9,150	10,690,769
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,750	2,033,687

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$11,670	$13,513,183
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	7,040	8,201,878
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,790	3,285,644

		39,666,238
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,178,784
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	2,974,385
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,306,793
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,347	3,894,794

		11,175,972
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,959	4,315,314
Virginia — 1.7%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	5,909	6,427,842

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	$3,029	$3,251,731
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19	8,113	9,102,028

		12,353,759
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.0%		128,234,484
Total Long-Term Investments (Cost — $531,001,101) — 158.5%		580,191,649

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (k)(l)	5,848,983	5,848,983
Total Short-Term Securities (Cost — $5,848,983) — 1.6%		5,848,983
Total Investments (Cost — $536,850,084) — 160.1%		586,040,632
Other Assets Less Liabilities — 0.9%		3,133,841
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.7)%		(71,933,824)
VMTP Shares, at Liquidation Value — (41.3)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$365,940,649

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Variable rate security. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019, is $14,496,598. See Note 4 of the Notes to Financial Statements for details.

(k)	During the six months ended February 29, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	5,848,983	5,848,983	$46
FFI Institutional Tax-Exempt Fund	11,886,794	(11,886,794)	—	425
Total			5,848,983	$471

(l)	Current yield as of period end.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	47

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(63)	5-Year U.S. Treasury Note	June 2016	$7,622,016	$18,499
(73)	10-Year U.S. Treasury Note	June 2016	$9,527,641	32,493
(34)	Long U.S. Treasury Bond	June 2016	$5,594,063	42,848
(9)	Ultra U.S. Treasury Bond	June 2016	$1,558,406	6,316
Total				$100,156

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$100,156	—	$100,156

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:
Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts		—	—	—	—	$(702,883)	—	$(702,883)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts		—	—	—	—	$62,241	—	$62,241

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$16,807,316

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$580,191,649	—	$580,191,649
Short-Term Securities	$5,848,983	—	—	5,848,983

Total	$5,848,983	$580,191,649	—	$586,040,632

[1] See above Schedule of Investments for values in each state and political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$100,156	—	—	$100,156
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$334,800	—	—	$334,800
Liabilities:
TOB Trust Certificates	—	$(71,925,067)	—	(71,925,067)
VMTP Shares	—	(151,300,000)	—	(151,300,000)

Total	$334,800	$(223,225,067)	—	$(222,890,267)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	49

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.5%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$10,995	$12,737,927
6.13%, 6/01/19	4,980	5,789,288
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	1,745	1,938,137

		20,465,352
California — 24.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	8,920	9,906,374
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	5,370	6,442,335
California State University, Refunding RB, Systemwide, Series A, (AGM):
5.00%, 5/01/17 (a)	3,030	3,190,499
5.00%, 11/01/32	4,930	5,140,264
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	3,330	4,029,966
2nd, 5.25%, 5/01/33	2,600	3,005,730
5.00%, 5/01/44	3,430	3,828,909
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	5,000	5,477,200
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,818,112
5.75%, 12/01/36	3,285	3,772,757
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	4,450	5,239,964
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	5,600	6,153,000
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	4,365	5,439,445
Los Angeles California Unified School District, GO, Election of 2002, Series D, 5.25%, 7/01/25	3,485	4,004,892
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	10,000	10,643,500
Election of 2008, Series C, 5.25%, 8/01/39	3,375	3,929,074
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,980	3,345,706
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	4,110	4,857,814
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	4,690	5,321,743
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	15,000	17,199,300
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	4,500	5,578,830
5.50%, 11/01/31	2,615	3,225,236
5.50%, 11/01/33	2,000	2,460,360
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	2,240	2,677,786
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	1,685	2,025,606
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	12,250	14,529,235

		144,243,637

Municipal Bonds	Par (000)	Value
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	$2,700	$3,200,013
5.50%, 11/15/30	1,040	1,225,692
5.50%, 11/15/31	1,250	1,466,463
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	5,925	6,635,407

		12,527,575
Connecticut — 1.5%
Connecticut State Health & Educational Facility Authority, Refunding RB, Quinnipiac University, Series L, 5.00%, 7/01/45	7,670	8,624,992
Florida — 9.1%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	1,250	1,496,750
City of Miami Beach Florida Parking Revenue, RB, 5.00%, 9/01/45	4,155	4,727,310
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	2,655	2,965,476
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	6,319,011
5.25%, 10/01/30	3,255	3,766,002
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,985,370
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	820	844,165
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	350	355,975
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	3,145	3,617,410
Series B, AMT, 6.25%, 10/01/38	1,405	1,736,454
Series B, AMT, 6.00%, 10/01/42	1,885	2,238,061
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,870	3,463,085
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
Miami International Airport (AGM), 5.50%, 10/01/41	3,500	3,847,795
5.00%, 10/01/31	5,465	6,163,755
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	3,225	3,824,140

		53,350,759
Hawaii — 1.9%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	1,350	1,609,713
5.25%, 8/01/26	2,500	2,970,825
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	5,985	6,669,385

		11,249,923
Illinois — 24.2%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	7,395	8,619,390
Series C, 6.50%, 1/01/41	16,800	20,226,696
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 1/01/30	6,500	7,528,170
5.50%, 1/01/32	6,275	7,200,563

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	$8,020	$8,734,823
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	6,315	7,216,150
Sales Tax Receipts, 5.25%, 12/01/36	1,960	2,150,140
Sales Tax Receipts, 5.25%, 12/01/40	10,960	11,939,495
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	7,735	8,328,042
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	5,395	6,220,975
5.25%, 12/01/43	6,305	7,075,723
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,719,440
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,365	5,147,775
6.00%, 6/01/28	1,245	1,489,132
State of Illinois, GO:
5.25%, 2/01/31	2,700	2,934,765
5.25%, 2/01/32	5,525	5,970,315
5.50%, 7/01/33	7,820	8,569,625
5.50%, 7/01/38	1,295	1,402,848
5.00%, 2/01/39	5,000	5,243,000
State of Illinois Finance Authority, RB, University of Chicago, Series B, 5.50%, 7/01/18 (a)	10,000	11,109,000

		141,826,067
Indiana — 3.5%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	1,240	1,346,032
Indiana Municipal Power Agency, Refunding RB, Series A:
5.25%, 1/01/32	1,500	1,755,225
5.25%, 1/01/33	1,500	1,751,970
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	14,105	15,881,243

		20,734,470
Louisiana — 0.9%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	500	566,630
Series A-2, 6.00%, 1/01/23	720	812,491
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	3,735	4,101,927

		5,481,048
Maryland — 0.2%
Maryland Economic Development Corp., Refunding RB, University Of Maryland, College Park Projects, 5.00%, 6/01/35 (b)	840	973,896
Massachusetts — 0.2%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/27	1,000	1,156,750
Michigan — 3.6%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	6,320	7,111,137
Hudsonville Public Schools, GO, School Building & Site, (Q-SBLF) 5.25%, 5/01/41	6,015	6,954,904
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	5,780	6,860,340

		20,926,381

Municipal Bonds	Par (000)	Value
Minnesota — 1.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	$1,525	$1,757,532
6.50%, 11/15/38	8,375	9,469,194

		11,226,726
Mississippi — 2.9%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	8,578,537
Special Obligation, 6.75%, 12/01/31	3,775	5,022,449
Special Obligation, 6.75%, 12/01/33	2,350	3,126,557

		16,727,543
Nevada — 5.3%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	11,175	12,536,674
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	11,245	12,151,684
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	5,850	6,606,756

		31,295,114
New Jersey — 7.2%
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	7,000	7,781,060
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	4,280	4,904,366
School Facilities Construction (AGC), 6.00%, 12/15/34	70	79,089
The Goethals Bridge Replacement Project, Private Activity Bond, AMT (AGM), 5.00%, 1/01/31	2,425	2,715,418
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	6,500	7,298,265
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	4,065	4,561,784
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	5,410	5,836,524
Series AA, 5.50%, 6/15/39	8,175	8,959,882

		42,136,388
New York — 7.3%
City of New York New York Municipal Water Finance Authority, Refunding RB:
2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 6/15/40	7,500	8,451,750
Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 6/15/43	3,475	4,070,407
Water & Sewer System, Series FF-2, 5.50%, 6/15/40	4,000	4,541,160
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	4,000	4,525,840
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	4,000	4,746,600
Series A-1, 5.25%, 11/15/39	4,490	5,275,211
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	10,000	11,507,500

		43,118,468

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	51

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds	Par (000)	Value
Ohio — 1.5%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/31	$5,145	$6,134,332
5.25%, 2/15/32	2,250	2,668,320

		8,802,652
Pennsylvania — 2.9%
Pennsylvania Turnpike Commission, RB:
Series B, 5.00%, 12/01/45	7,605	8,574,029
Sub-Series A, 6.00%, 12/01/16 (a)	4,945	5,154,816
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	3,000	3,449,700

		17,178,545
South Carolina — 7.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	6,735	7,960,231
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 7/01/25	4,490	5,333,043
5.50%, 7/01/38	3,000	3,424,830
6.00%, 7/01/38	5,270	6,190,458
5.50%, 7/01/41	4,170	4,743,041
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	3,445	3,850,270
State of South Carolina Public Service Authority, Refunding RB:
Obligations, Series C, 5.00%, 12/01/46	4,530	5,089,274
Series E, 5.25%, 12/01/55	5,500	6,250,365

		42,841,512
Tennessee — 0.4%
Metropolitan Nashville Airport Authority, RB, AMT, Series B, 5.00%, 7/01/43	2,000	2,254,120
Texas — 16.6%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	4,190	4,888,180
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	12,700	14,777,720
6.00%, 11/15/36	9,435	10,978,566
5.38%, 11/15/38	5,000	5,604,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	320	369,722
6.50%, 7/01/37	1,450	1,633,875
Dallas Area Rapid Transit, Refunding RB:
Senior Lien, 5.25%, 12/01/18 (a)	5,215	5,859,105
Senior Lien, 5.25%, 12/01/38	3,895	4,322,087
Series A, 5.00%, 12/01/48	4,455	5,203,529
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	5,580	6,124,720
Series H, 5.00%, 11/01/37	4,575	5,018,775
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	3,735	4,423,995
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	5,555	6,569,176
Series K-1 (AGC), 5.75%, 1/01/38	12,150	13,576,045
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	7,170	8,275,972

		97,625,467
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	1,750	1,987,265

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	$4,300	$4,980,045

		6,967,310
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	4,200	4,881,156
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	3,290	3,848,938

		8,730,094
Total Municipal Bonds – 131.3%		770,464,789

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 0.5%
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	2,400	2,700,144
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(d)	3,378	3,834,536
Florida — 2.0%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	11,670,312
Indiana — 1.8%
Indiana Health & Educational Facilities Financing Authority, Refunding RB, St. Francis, Series E (AGM), 5.25%, 5/15/18 (a)	9,850	10,817,467
Kentucky — 0.1%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	404	452,594
Nevada — 2.5%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	8,000	8,983,840
Series B, 5.50%, 7/01/29	5,008	5,727,354

		14,711,194
New Jersey — 3.3%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	7,402	7,858,067
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	8,000	8,401,040
Series B, 5.25%, 6/15/36 (d)	2,961	3,145,661

		19,404,768
New York — 10.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	4,994	5,669,989
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	5,619	6,235,712
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	9,249	10,749,490
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	13,950	16,153,291

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (d)	$8,200	$9,553,324
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	13,500	15,152,940

		63,514,746
Texas — 4.2%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (d)	12,027	13,417,131
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	9,640	11,396,215

		24,813,346
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	6,373	6,947,002
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.0%		158,866,109
Total Long-Term Investments (Cost — $835,289,392) — 158.3%		929,330,898

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.02% (e)(f)	5,266,008	$5,266,008
Total Short-Term Securities (Cost — $5,266,008) — 0.9%		5,266,008
Total Investments (Cost — $840,555,400) — 159.2%		934,596,906
Other Assets Less Liabilities — 1.4%		7,821,358
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.8)%		(80,932,496)
VRDP Shares, at Liquidation Value — (46.8)%		(274,600,000)

Net Assets Applicable to Common Shares — 100.0%		$586,885,768

Notes to Schedule of investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire bewteen October 1, 2016 to November 15, 2019, is $22,519,127. See Note 4 of the Notes to Financial Statements for details.

(e)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	5,266,008	5,266,008	$40
FFI Institutional Tax-Exempt Fund	3,674,880	(3,674,880)	—	392
Total			5,266,008	$432

(f)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(119)	5-Year U.S. Treasury Note	June 2016	$14,397,141	$9,240
(139)	10-Year U.S. Treasury Note	June 2016	$18,141,672	10,818
(49)	Long U.S. Treasury Bond	June 2016	$8,062,031	47,122
(8)	Ultra U.S. Treasury Bond	June 2016	$1,385,250	5,487
Total				$72,667

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts..	Net unrealized appreciation[1]	—	—	—	—	$72,667	—	$72,667

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	53

Schedule of Investments (concluded)	BlackRock MuniHoldings Investment Quality Fund (MFL)

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:
Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(1,447,375)	—	$(1,447,375)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(141,211)	—	$(141,211)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$29,104,289

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$929,330,898	—	$929,330,898
Short-Term Securities	$5,266,008	—	—	5,266,008

Total	$5,266,008	$929,330,898	—	$934,596,906

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$72,667	—	—	$72,667
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for Financial Future Contracts	$529,150	—	—	$529,150
Liabilities:
TOB Trust Certificates	—	$(80,917,802)	—	(80,917,802)
VRDP Shares	—	(274,600,000)	—	(274,600,000)

Total	$529,150	$(355,517,802)	—	$(354,988,652)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 5/01/34	$1,850	$2,101,378
5.38%, 12/01/35	1,000	1,110,680
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	7,610	8,944,566

		12,156,624
Alaska — 0.7%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, 5.00%, 12/01/41	3,000	3,402,000
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,250	1,062,437

		4,464,437
Arizona — 3.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 7/01/40	2,000	2,241,500
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project:
6.63%, 7/01/33	2,245	2,539,072
6.88%, 7/01/44	3,440	3,928,824
City of Phoenix Arizona IDA, Refunding RB (a):
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	600	630,108
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45	760	782,823
Legacy Traditional School Projects, 5.00%, 7/01/45	700	707,763
County of Maricopa Arizona IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	1,150	1,108,807
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	3,300	3,707,220
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	5,725	6,763,687

		22,409,804
California — 6.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	5,000	5,715,800
Sutter Health, Series B, 6.00%, 8/15/42	5,600	6,718,264
California Health Facilities Financing Authority, Refunding RB, Dignity Health, Series A, 6.00%, 7/01/34	1,055	1,213,493
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,200	1,347,516
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (b)	9,585	11,277,232
Oakland Unified School District/Alameda County, GO, Series A, 5.00%, 8/01/40	1,000	1,121,190
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B, 0.00%, 8/01/46 (c)	10,000	2,950,800
State of California, GO, Various Purposes, 6.50%, 4/01/33	9,675	11,289,467

		41,633,762
Colorado — 1.8%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,500	2,805,475

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 6/01/45	$7,000	$7,644,210
Copperleaf Metropolitan District No 2, GO, Refunding, 5.75%, 12/01/45	1,000	1,050,070
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	385	442,326

		11,942,081
Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,500	2,710,350
District of Columbia — 0.2%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	415	460,567
5.25%, 10/01/44	650	725,485

		1,186,052
Florida — 8.3%
City of Jacksonville Florida, Refunding RB, Brooks Rehabilitation Project, 4.00%, 11/01/40	1,770	1,795,877
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	4,630	5,232,734
Series B-1, 5.63%, 7/01/38	5,000	5,514,200
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	3,750	4,257,525
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.00%, 10/01/40	10,000	10,484,800
Series A-1, 5.38%, 10/01/41	10,290	11,731,320
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	4,625	5,226,296
County of Miami-Dade Florida Expressway Authority, RB, Toll System, Series A (AGM), 5.00%, 7/01/35	8,900	10,002,265

		54,245,017
Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT, 5.00%, 1/01/29	1,070	1,182,425
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	3,570	3,911,256
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	3,335	3,737,235

		8,830,916
Hawaii — 0.9%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,698,050
Illinois — 9.9%
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	4,640	4,842,397
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	2,110	2,314,691
City of Chicago Illinois Wastewater Transmission, Refunding RB, 2nd Lien, Series C, 5.00%, 1/01/39	1,000	1,082,300
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.25%, 11/01/33	1,330	1,399,240
County of Cook Illinois Community College District No. 508, GO, University & College Improvements, 5.25%, 12/01/31	5,000	5,600,350

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	55

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (b)	$9,700	$11,174,594
Disposal Waste Management, Inc., Series A, AMT, 5.05%, 8/01/29	1,000	1,013,990
Memorial Health System, Series A, 5.25%, 7/01/44	1,785	1,967,338
Illinois Finance Authority, Refunding RB, Series A:
Northwestern Memorial Hospital, 6.00%, 8/15/39	9,000	10,423,710
OSF Healthcare System, 6.00%, 5/15/39	4,990	5,752,821
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	2,645	3,163,658
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,930	2,233,029
Series C (NPFGC), 7.75%, 6/01/20	3,455	3,970,624
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,018,800

		64,957,542
Indiana — 1.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	2,250	2,745,675
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	2,640	2,865,746
Indiana Finance Authority, Refunding RB, Deaconess Health System, Series A, 5.00%, 3/01/39	3,000	3,417,090

		9,028,511
Iowa — 1.4%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	4,500	4,906,080
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	1,500	1,500,570
Series C, 5.63%, 6/01/46	2,500	2,490,025

		8,896,675
Kansas — 0.6%
Wyandotte County-Kansas City Unified Government Utility System, RB, Series A, 5.00%, 9/01/40	3,700	4,212,857
Kentucky — 2.7%
County of Owen Kentucky, RB, Kentucky American Water Co. Project, Series B, 5.63%, 9/01/39	1,000	1,114,220
Kentucky Economic Development Finance Authority, Refunding RB, Hospital Facilities, St. Elizabeth Medical Center, Inc., Series A, 5.50%, 5/01/39	8,000	8,934,880
Lexington-Fayette Urban County Airport Board, Refunding GARB, Series A, 5.00%, 7/01/27	7,000	7,869,190

		17,918,290
Louisiana — 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	2,615	3,059,707
Parish of St. Charles Louisiana, RB, Valero Energy Corp., 4.00%, 12/01/40 (d)	2,210	2,376,921
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,420	3,827,904
5.25%, 5/15/32	4,375	4,953,200
5.25%, 5/15/33	4,750	5,290,075
5.25%, 5/15/35	1,500	1,676,265

		21,184,072

Municipal Bonds	Par (000)	Value
Maine — 1.0%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	$5,000	$5,519,600
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 2/01/34	1,190	1,191,737

		6,711,337
Maryland — 2.9%
Maryland Community Development Administration, HRB, Series H, AMT, 5.10%, 9/01/37	1,605	1,625,239
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	3,250	3,278,210
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community Project, 6.25%, 1/01/41	2,000	2,262,720
Meritus Medical Center Issue, 5.00%, 7/01/40	6,350	7,049,453
University of Maryland Medical System, 5.00%, 7/01/34	2,100	2,274,111
University of Maryland Medical System, 5.13%, 7/01/39	2,100	2,264,955

		18,754,688
Massachusetts — 3.5%
Massachusetts Bay Transportation Authority, Refunding RB, General Transportation System, Series A, 7.00%, 3/01/19	1,100	1,158,960
Massachusetts HFA, RB, AMT:
M/F Housing, Series A, 5.20%, 12/01/37	2,865	2,904,050
S/F Housing, Series 130, 5.00%, 12/01/32	2,115	2,141,818
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	6,550	6,829,096
Massachusetts Water Resources Authority, RB, Series A, 6.50%, 7/15/19 (e)	9,240	10,031,498

		23,065,422
Michigan — 3.7%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	2,500	2,812,950
Michigan State Hospital Finance Authority, Refunding RB, Series A:
Henry Ford Health System, 5.25%, 11/15/46	7,950	8,184,048
McLaren Health Care, 5.75%, 5/15/18 (b)	7,285	8,087,006
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	4,100	4,866,331

		23,950,335
Minnesota — 0.2%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 7/01/45	1,500	1,538,355
Mississippi — 5.0%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project:
Series A, 6.80%, 4/01/22	9,160	11,392,109
Series B, 6.70%, 4/01/22	4,500	5,549,760
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 4/01/22	10,835	11,183,887
Mississippi Development Bank, Refunding RB, Municipal Energy Agency Of Mississippi, Series A (AGM), 4.00%, 3/01/41	4,500	4,565,160

		32,690,916

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Nebraska — 1.0%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	$6,200	$6,684,902
New Hampshire — 0.8%
New Hampshire Housing Finance Authority, Refunding RB, S/F Housing, Acquisition, Series H, AMT, 5.15%, 1/01/40	4,885	4,959,154
New Jersey — 9.2%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	1,400	1,439,158
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,530	1,729,084
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	1,050	1,172,136
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	10,000	11,115,800
School Facilities Construction, Series UU, 5.00%, 6/15/40	3,390	3,544,245
New Jersey EDA, Refunding RB:
5.25%, 6/15/19 (b)	2,650	3,024,498
5.25%, 12/15/33	7,350	7,662,816
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	375	388,988
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38 (c)	7,260	2,273,033
Transportation Program, Series AA, 5.25%, 6/15/33	8,750	9,412,637
Transportation Program, Series AA, 5.25%, 6/15/41	780	838,087
Transportation Program, Series AA, 5.00%, 6/15/44	8,075	8,459,612
Transportation System, Series B, 5.50%, 6/15/31	8,000	8,750,960

		59,811,054
New York — 6.5%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	545	586,856
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF-2, 5.50%, 6/15/40	4,150	4,711,454
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	3,500	3,650,395
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,435	4,302,039
Metropolitan Transportation Authority, RB, Series C:
6.25%, 11/15/23	3,245	3,732,139
6.50%, 11/15/28	14,925	17,261,360
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project (a):
Class 1, 5.00%, 11/15/44	2,735	2,907,442
Class 2, 5.15%, 11/15/34	460	494,357
Class 2, 5.38%, 11/15/40	1,145	1,248,336
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	3,165	3,736,472

		42,630,850
North Carolina — 0.6%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	4,105	4,112,799

Municipal Bonds	Par (000)	Value
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 6/01/47	$1,125	$1,082,756
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,875	3,216,837
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,690	1,864,357
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	1,915	2,373,164
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	9,230	10,720,830
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	5,470	6,136,301

		25,394,245
Pennsylvania — 2.4%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities, Rieder House Project, Series A, 6.10%, 7/01/33	1,255	1,256,669
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 7/01/43	5,000	5,055,000
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	2,625	2,674,061
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	195	217,043
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/38	2,565	2,809,855
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118B, 4.05%, 10/01/40	3,850	3,977,166

		15,989,794
Rhode Island — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	6,820	6,886,495
5.00%, 6/01/50	2,000	2,065,700

		8,952,195
South Carolina — 0.7%
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,800	4,318,434
Texas — 11.8%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33 (f)(g)	3,055	76,375
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 1/01/40	1,215	1,367,312
5.00%, 1/01/45	3,500	3,938,760
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,171,100
6.00%, 1/01/41	4,300	5,089,394
Series A, 5.00%, 1/01/43	6,925	7,420,969
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,665	2,891,605
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/43	850	1,009,367

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	57

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (b):
7.13%, 12/01/18	$3,500	$4,108,895
7.25%, 12/01/18	5,400	6,357,852
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20(b)	370	450,930
6.00%, 8/15/45	4,630	5,503,727
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/44	875	938,044
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., Series A, 6.25%, 8/15/19 (b)	925	1,092,397
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	3,600	3,978,648
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	500	540,540
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,851,760
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 12/01/42	1,000	1,056,550
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier, 6.25%, 1/01/39	3,500	3,955,070
5.00%, 1/01/38	5,000	5,683,800
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	10,000	12,089,600
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,710	5,557,470
Texas State University System, RB, 5.00%, 3/15/16 (b)	655	656,408

		76,786,573
Vermont — 0.0%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.38%, 6/15/22	30	30,492
Virginia — 3.6%
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	3,105	3,542,432
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc.:
5.13%, 10/01/37	2,000	2,076,480
5.13%, 10/01/42	6,015	6,231,660
Tobacco Settlement Financing Corp., Refunding RB, Convertible, Senior, Series B2, 5.20%, 6/01/46	3,750	3,069,863
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
6.00%, 1/01/37	2,620	3,030,764
5.50%, 1/01/42	5,140	5,694,966

		23,646,165
Washington — 4.3%
Energy Northwest, Refunding RB, Series B, 7.13%, 7/01/16	14,320	14,652,654
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,010	4,735,970
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	7,000	7,882,280

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, RB, Heron’s Key, Series A (a):
6.75%, 7/01/35	$265	$277,481
Washington State Housing Finance Commission, RB, Heron’s Key, Series A (a) (continued):
7.00%, 7/01/45	590	615,370

		28,163,755
West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Improvement, Charleston Area Medical Center, Inc., Series A, 5.63%, 9/01/32	2,500	2,772,200
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	6,100	6,606,910
Wyoming — 1.2%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	4,500	5,122,665
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 4.05%, 12/01/38	2,545	2,599,235

		7,721,900
Total Municipal Bonds — 109.7%		716,767,515

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Arizona — 0.6%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,500	3,897,460
California — 3.5%
University of California, RB, General, Series O:
5.25%, 5/15/19(b)	3,235	3,694,377
5.25%, 5/15/39	16,765	18,845,023

		22,539,400
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	12,000	12,638,880
District of Columbia — 1.3%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (b)	7,495	8,407,695
Florida — 2.6%
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	14,747	16,744,598
Illinois — 4.8%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (b)	10,000	11,282,700
State of Illinois Toll Highway Authority, RB, Series B, Senior:
Priority, 5.50%, 1/01/18 (b)	6,999	7,618,275
5.00%, 1/01/40	10,976	12,591,963

		31,492,938
Kentucky — 1.6%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, River City, Inc., 1st Mortgage, Series A, 5.38%, 12/01/39	9,195	10,467,680

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Maryland — 0.8%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	$4,710	$5,105,028
Nevada — 2.8%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	15,789	18,168,336
New York — 5.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/37	24,199	26,399,677
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	10,001	11,650,395

		38,050,072
North Carolina — 2.8%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	12,678	12,986,571
Wake Forest University, 5.00%, 1/01/38	5,000	5,512,400

		18,498,971
Ohio — 2.2%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	4,400	4,738,140
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	8,500	9,585,705

		14,323,845
Oregon — 2.0%
State of Oregon Housing & Community Services Department, HRB, M/F Housing, Series A, AMT, 4.95%, 7/01/30	12,295	13,045,339
South Carolina — 0.0%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	79	81,268
Texas — 7.5%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	8,333	9,174,559
City of Houston Texas Higher Education Finance Corp., RB, Rice University Project, Series A, 5.00%, 5/15/40	10,000	11,332,997
County of Harris Texas Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27 (e)	20,970	26,950,224

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas (continued)
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT, 5.25%, 9/01/32	$1,735	$1,762,500

		49,220,280
Virginia — 2.6%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	2,099	2,370,629
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	7,999	9,296,799
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	5,002	5,550,823

		17,218,251
Washington — 6.0%
Central Puget Sound Regional Transit Authority, RB, Series A (b):
5.00%, 11/01/17	11,000	11,807,180
(AGM), 5.00%, 11/01/17	14,007	15,035,233
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	10,000	12,258,100

		39,100,513
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.8%		319,000,554
Total Long-Term Investments (Cost — $941,506,120) — 158.5%		1,035,768,069

Short-Term Securities — 1.8%	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (j)(k)	11,635,223	11,635,223
Total Short-Term Securities (Cost — $11,635,223) — 1.8%		11,635,223
Total Investments (Cost — $953,141,343) — 160.3%		1,047,403,292
Other Assets Less Liabilities — 1.5%		9,670,569
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.5)%		(159,985,201)
VMTP Shares, at Liquidation Value — (37.3)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$653,288,660

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Variable rate security. Rate as of period end.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on November 15, 2019, is $5,295,502. See Note 4 of the Notes to Financial Statements for details.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	59

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

(j)	During the period ended February 29, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	11,635,223	11,635,223	—
FFI Institutional Tax-Exempt Fund	8,611,512	(8,611,512)	—	$460
Total			11,635,223	$460

(k)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(126)	5-Year U.S. Treasury Note	June 2016	$15,244,031	$18,545
(122)	10-Year U.S. Treasury Note	June 2016	$15,922,906	9,875
(49)	Long U.S. Treasury Bond	June 2016	$8,062,031	47,122
(12)	Ultra U.S. Treasury Bond	June 2016	$2,077,875	8,230
Total				$83,772

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$83,772	—	$83,772

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:
Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts		—	—	—	—	$(1,242,035)	—	$(1,242,035)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts		—	—	—	—	$34,710	—	$34,710

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts – short	$28,654,227

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock MuniVest Fund, Inc. (MVF)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$1,035,768,069	—	$1,035,768,069
Short-Term Securities	$11,635,223	—	—	11,635,223

Total	$11,635,223	$1,035,768,069	—	$1,047,403,292

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$83,772	—	—	$83,772
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$532,500	—	—	$532,500
Liabilities:
TOB Trust Certificates	—	$(159,975,655)	—	(159,975,655)
VMTP Shares	—	(243,800,000)	—	(243,800,000)

Total	$532,500	$(403,775,655)	—	$(403,243,155)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	61

Statements of Assets and Liabilities

February 29, 2016 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)

Assets
Investments at value — unaffiliated[1]	$86,913,071	$279,690,954	$218,923,705	$638,812,024
Investments at value — affiliated[2]	135,473	328,750	1,151,976	5,032,305
Cash pledged for financial futures contracts	45,950	275,050	132,800	417,050
Receivables:
Interest	967,806	3,023,732	2,333,342	6,313,960
Investments sold	632,822	49,405	1,145,608	419,761
Deferred offering costs	111,610	—	—	—
Prepaid expenses	46,276	15,517	12,949	21,419
Other assets	—	—	—	9,053

Total assets	88,853,008	283,383,408	223,700,380	651,025,572

Accrued Liabilities
Payables:
Investments purchased	442,412	2,945,636	1,376,785	522,988
Income dividends — Common Shares	253,740	788,314	599,335	1,888,049
Reorganization costs	103,840	—	—	—
Investment advisory fees	39,839	144,387	96,850	283,423
Officer’s and Trustees’ fees	7,985	25,487	18,945	59,123
Variation margin on financial futures contracts	4,031	22,727	11,688	34,845
Interest expense and fees	1,565	3,889	4,917	22,138
Other accrued expenses	20,150	84,973	72,171	120,608

Total accrued liabilities	873,562	4,015,413	2,180,691	2,931,174

Other Liabilities
TOB Trust Certificates	16,235,837	21,235,789	37,759,323	97,623,691
VRDP Shares, at liquidation value of $100,000 per share[3,4]	17,800,000	—	—	—
VMTP Shares, at liquidation value of $100,000 per share[3,4]	—	79,900,000	42,200,000	137,200,000

Total other liabilities	34,035,837	101,135,789	79,959,323	234,823,691

Total liabilities	34,909,399	105,151,202	82,140,014	237,754,865

Net Assets Applicable to Common Shareholders	$53,943,609	$178,232,206	$141,560,366	$413,270,707

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$47,238,805	$149,343,663	$124,019,631	$374,650,783
Undistributed net investment income	636,089	2,541,279	1,718,975	3,548,276
Undistributed net realized gain (accumulated net realized loss)	(3,193,088)	479,572	(5,937,728)	(23,519,676)
Net unrealized appreciation (depreciation)	9,261,803	25,867,692	21,759,488	58,591,324

Net Assets Applicable to Common Shareholders	$53,943,609	$178,232,206	$141,560,366	$413,270,707

Net asset value per Common Share	$16.16	$16.96	$16.18	$15.65

[1] Investments at cost — unaffiliated	$77,666,668	$253,858,772	$197,182,911	$580,286,116
[2] Investments at cost — affiliated	$135,473	$328,750	$1,151,976	$5,032,305
[3] Preferred Shares outstanding, par value $ 0.001 per share	178	799	422	1,372
[4] Preferred Shares authorized, including Auction Market Rate Preferred Shares (“AMPS”)	unlimited	unlimited	unlimited	unlimited
[5] Par value per Common Share	$0.001	$0.001	$0.001	$0.001
[6] Common Shares outstanding	3,338,684	10,510,852	8,749,418	26,406,273
[7] Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Assets and Liabilities

February 29, 2016 (Unaudited)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Assets
Investments at value — unaffiliated[1]	$580,191,649	$929,330,898	$1,035,768,069
Investments at value — affiliated[2]	5,848,983	5,266,008	11,635,223
Cash pledged for financial futures contracts	334,800	529,150	532,500
Receivables:
Interest	6,870,968	10,701,875	12,882,045
Investments sold	—	6,973,256	432,226
Deferred offering costs	—	429,260	—
Prepaid expenses	26,143	30,897	49,032

Total assets	593,272,543	953,261,344	1,061,299,095

Accrued Liabilities
Payables:
Investments purchased	1,785,451	7,293,603	—
Income dividends — Common Shares	1,854,163	2,703,256	3,432,852
Investment advisory fees	257,409	395,642	420,212
Officer’s and Trustees’ fees	53,610	222,727	141,326
Variation margin on financial futures contracts	28,821	47,134	47,080
Interest expense and fees	9,444	15,792	9,546
Other accrued expenses	117,929	179,620	183,764

Total accrued liabilities	4,106,827	10,857,774	4,234,780

Other Liabilities
TOB Trust Certificates	71,925,067	80,917,802	159,975,655
VRDP Shares, at liquidation value of $100,000 per share[3,4,5]	—	274,600,000	—
VMTP Shares, at liquidation value of $100,000 per share[3,4,5]	151,300,000	—	243,800,000

Total other liabilities	223,225,067	355,517,802	403,775,655

Total liabilities	227,331,894	366,375,576	408,010,435

Net Assets Applicable to Common Shareholders	$365,940,649	$586,885,768	$653,288,660

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7,8]	$332,911,711	$525,907,131	$583,465,276
Undistributed net investment income	3,578,581	9,114,076	6,630,652
Accumulated net realized loss	(19,840,347)	(42,249,612)	(31,152,989)
Net unrealized appreciation (depreciation)	49,290,704	94,114,173	94,345,721

Net Assets Applicable to Common Shareholders	$365,940,649	$586,885,768	$653,288,660

Net asset value per Common Share	$15.59	$15.52	$10.18

[1] Investments at cost — unaffiliated	$531,001,101	$835,289,392	$941,506,120
[2] Investments at cost — affiliated	$5,848,983	$5,266,008	$11,635,223
[3] Preferred Shares outstanding, par value $0.001 per share	1,513	—	—
[4] Preferred Shares outstanding, par value $0.01 per share	—	2,746	2,438
[5] Preferred Shares authorized, including Auction Market Rate Preferred Shares (“AMPS”)	unlimited	1,000,000	10,000,000
[6] Par Value per Common Share	$0.001	$0.10	$0.10
[7] Common Shares outstanding	23,470,421	37,807,776	64,165,459
[8] Common Shares authorized	unlimited	unlimited	150,000,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	63

Statements of Operations

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)

Investment Income
Interest — unaffiliated	$1,999,411	$6,153,001	$4,710,562	$13,998,496
Dividends — affiliated	59	331	146	521

Total income	1,999,470	6,153,332	4,710,708	13,999,017

Expenses
Investment advisory	283,175	890,931	594,922	1,761,068
Reorganization costs	129,122	—	—	—
Professional	27,860	30,660	28,476	41,931
Liquidity fees	21,831	—	—	—
Rating agency	20,428	17,997	17,962	18,047
Transfer agent	8,400	12,536	10,965	19,638
Accounting services	8,017	22,379	18,389	29,989
Custodian	3,648	8,400	6,413	14,539
Registration	3,038	3,031	3,036	3,303
Officer and Trustees	2,855	9,323	7,489	21,564
Printing	2,768	3,974	3,431	5,786
Remarketing fees on Preferred Shares	2,521	—	—	—
Miscellaneous	10,734	17,876	12,294	22,833

Total expenses excluding interest expense, fees and amortization of offering costs	524,397	1,017,107	703,377	1,938,698
Interest expense, fees and amortization of offering costs[1]	119,473	472,114	342,000	1,036,569

Total expenses	643,870	1,489,221	1,045,377	2,975,267
Less:
Fees waived by the Manager	(34,860)	(12)	(32)	(84)
Reorganization costs reimbursed by the Manager	(24,173)	—	—	—

Total expenses after fees waived and/or reimbursed	584,837	1,489,209	1,045,345	2,975,183

Net investment income	1,414,633	4,664,123	3,665,363	11,023,834

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	64,043	1,177,003	310,356	222,942
Financial futures contracts	(156,495)	(666,155)	(403,471)	(883,824)

	(92,452)	510,848	(93,115)	(660,882)

Net change in unrealized appreciation (depreciation) on:
Investments	897,090	4,559,501	3,412,183	12,735,434
Financial futures contracts	(3,046)	5,891	(30,775)	(35,476)

	894,044	4,565,392	3,381,408	12,699,958

Net realized and unrealized gain	801,592	5,076,240	3,288,293	12,039,076

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,216,225	$9,740,363	$6,953,656	$23,062,910

[1] Related to TOB Trusts, VRDP Shares and/or VMTP Shares.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Operations

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Investment Income
Interest — unaffiliated	$13,602,572	$21,019,632	$24,755,101
Dividends — affiliated	471	432	460

Total income	13,603,043	21,020,064	24,755,561

Expenses
Investment advisory	1,598,862	2,566,423	2,603,139
Professional	39,352	54,855	57,401
Liquidity fees	—	13,945	—
Rating agency	18,059	18,174	18,141
Transfer agent	19,328	23,283	27,540
Accounting services	29,989	59,534	64,275
Custodian	14,006	19,885	20,554
Registration	3,940	4,787	10,740
Officer and Trustees	19,233	24,866	32,702
Printing	5,508	7,249	7,495
Remarketing fees on Preferred Shares	—	13,692	—
Miscellaneous	23,049	25,766	28,647

Total expenses excluding interest expense, fees and amortization of offering costs	1,771,326	2,832,459	2,870,634
Interest expense, fees and amortization of offering costs[1]	998,338	1,540,077	1,735,295

Total expenses	2,769,664	4,372,536	4,605,929
Less fees waived by the Manager	(145)	(122,549)	(53)

Total expenses after fees waived	2,769,519	4,249,987	4,605,876

Net investment income	10,833,524	16,770,077	20,149,685

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,022,020)	1,461,724	622,114
Financial futures contracts	(702,883)	(1,447,375)	(1,242,035)

	(1,724,903)	14,349	(619,921)

Net change in unrealized appreciation (depreciation) on:
Investments	10,026,689	12,576,594	10,227,337
Financial futures contracts	62,241	(141,211)	34,710

	10,088,930	12,435,383	10,262,047

Net realized and unrealized gain	8,364,027	12,449,732	9,642,126

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$19,197,551	$29,219,809	$29,791,811

[1] Related to TOB Trusts, VRDP Shares and/or VMTP Shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	65

Statements of Changes in Net Assets

	BlackRock Municipal Bond Investment Trust (BIE)		BlackRock Municipal Bond Trust (BBK)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$1,414,633	$3,004,560	$4,664,123	$9,503,477
Net realized gain (loss)	(92,452)	(80,744)	510,848	1,548,099
Net change in unrealized appreciation (depreciation)	894,044	(956,508)	4,565,392	(1,236,436)

Net increase in net assets applicable to Common Shareholders resulting from operations	2,216,225	1,967,308	9,740,363	9,815,140

Distributions to Common Shareholders[1]
From net investment income	(1,522,440)	(3,044,880)	(4,729,884)	(10,250,183)
From net realized gain	—	—	(141,550)	—

Decrease in net assets resulting from distributions to shareholders	(1,522,440)	(3,044,880)	(4,871,434)	(10,250,183)

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	693,785	(1,077,572)	4,868,929	(435,043)
Beginning of period	53,249,824	54,327,396	173,363,277	173,798,320

End of period	$53,943,609	$53,249,824	$178,232,206	$173,363,277

Undistributed net investment income, end of period	$636,089	$743,896	$2,541,279	$2,607,040

	BlackRock Municipal Income Investment Quality Trust (BAF)		BlackRock Municipal Income Quality Trust (BYM)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29,2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$3,665,363	$7,230,529	$11,023,834	$22,246,384
Net realized gain (loss)	(93,115)	106,639	(660,882)	(318,886)
Net change in unrealized appreciation (depreciation)	3,381,408	(1,665,179)	12,699,958	(8,510,641)

Net increase in net assets applicable to Common Shareholders resulting from operations	6,953,656	5,671,989	23,062,910	13,416,857

Distributions to Common Shareholders[1]
From net investment income	(3,596,011)	(7,192,022)	(11,328,291)	(22,656,582)

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	3,357,645	(1,520,033)	11,734,619	(9,239,725)
Beginning of period	138,202,721	139,722,754	401,536,088	410,775,813

End of period	$141,560,366	$138,202,721	$413,270,707	$401,536,088

Undistributed net investment income, end of period	$1,718,975	$1,649,623	$3,548,276	$3,852,733

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Changes in Net Assets

	BlackRock Municipal Income Trust II (BLE)		BlackRock MuniHoldings Investment Quality Fund (MFL)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$10,833,524	$21,686,325	$16,770,077	$33,545,462
Net realized gain (loss)	(1,724,903)	(243,116)	14,349	138,575
Net change in unrealized appreciation (depreciation)	10,088,930	(4,296,064)	12,435,383	(12,049,280)

Net increase in net assets applicable to Common Shareholders resulting from operations	19,197,551	17,147,145	29,219,809	21,634,757

Distributions to Common Shareholders[1]
From net investment income	(11,124,980)	(22,592,238)	(16,219,536)	(32,439,071)

Capital Share Transactions
Reinvestment of common distributions	—	274,680	—	—

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	8,072,571	(5,170,413)	13,000,273	(10,804,314)
Beginning of period	357,868,078	363,038,491	573,885,495	584,689,809

End of period	$365,940,649	$357,868,078	$586,885,768	$573,885,495

Undistributed net investment income, end of period	$3,578,581	$3,870,037	$9,114,076	$8,563,535

	BlackRock MuniVest Fund, Inc. (MVF)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$20,149,685	$39,487,957
Net realized gain (loss)	(619,921)	2,335,707
Net change in unrealized appreciation (depreciation)	10,262,047	(15,316,394)

Net increase in net assets applicable to Common Shareholders resulting from operations	29,791,811	26,507,270

Distributions to Common Shareholders[1]
From net investment income	(20,639,866)	(41,164,637)

Capital Share Transactions
Reinvestment of common distributions	1,247,276	624,769

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	10,399,221	(14,032,598)
Beginning of period	642,889,439	656,922,037

End of period	$653,288,660	$642,889,439

Undistributed net investment income, end of period	$6,630,652	$7,120,833

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	67

Statements of Cash Flows

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)	BlackRock Municipal Bond Trust (BBK)	BlackRock Municipal Income Investment Quality Trust (BAF)	BlackRock Municipal Income Quality Trust (BYM)

Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$2,216,225	$9,740,363	$6,953,656	$23,062,910
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	6,594,489	36,817,238	33,415,586	39,676,311
Purchases of long-term investments	(7,198,542)	(42,995,084)	(37,399,432)	(34,280,587)
Net proceeds from sales (purchases) of short-term securities	724,813	5,686,594	(198,365)	1,383,979
Amortization of premium and accretion of discount on investments	124,860	(305,704)	399,733	(948,097)
Net realized gain on investments	(68,344)	(1,177,003)	(310,356)	(235,012)
Net unrealized gain on investments	(897,090)	(4,559,501)	(3,412,183)	(12,735,434)
(Increase) decrease in assets:
Cash pledged for financial futures contracts	4,000	(55,000)	13,000	46,000
Receivables:
Interest	(32,796)	91,138	(77,573)	(72,750)
Variation margin on financial futures contracts	5,203	22,923	14,063	53,392
Prepaid expenses	13,420	7,005	9,246	3,177
Other assets	—	—	—	(9,053)
Increase (decrease) in liabilities:
Payables:
Interest expense and fees	(1,219)	(2,404)	(2,149)	(6,589)
Investment advisory fees	(44,662)	(156,406)	(101,440)	(314,096)
Officer’s and Trustees’ fees	384	(1,389)	(1,089)	(2,931)
Other accrued expenses	(29,035)	(5,093)	(8,099)	(14,635)
Variation margin on financial futures contracts	4,031	22,727	11,688	34,845

Net cash provided by (used for) operating activities	1,415,737	3,130,404	(693,714)	15,641,430

Cash Provided by (Used for) Financing Activities
Cash distributions paid to Common Shareholders	(1,522,440)	(4,871,434)	(3,596,011)	(11,328,291)
Payments for offering costs	103,840	—	—	—
Repayments of TOB Trust Certificates	—	—	—	(9,750,007)
Proceeds from TOB Trust Certificates	—	1,741,030	4,289,725	5,555,725
Decrease in bank overdraft	—	—	—	(118,857)
Amortization of deferred offering costs	2,863	—	—	—

Net cash provided by (used for) financing activities	(1,415,737)	(3,130,404)	693,714	(15,641,430)

Cash
Net increase in cash	—	—	—	—
Cash at beginning of period	—	—	—	—

Cash at end of period	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$117,829	$474,518	$344,149	$1,043,158

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Cash Flows

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Municipal Income Trust II (BLE)	BlackRock MuniHoldings Investment Quality Fund (MFL)	BlackRock MuniVest Fund, Inc. (MVF)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$19,197,551	$29,219,809	$29,791,811
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	18,015,418	111,210,255	54,547,766
Purchases of long-term investments	(26,223,039)	(105,032,541)	(62,461,189)
Net proceeds from sales (purchases) of short-term securities	6,037,811	(1,591,128)	(3,023,711)
Amortization of premium and accretion of discount on investments	270,183	1,450,570	909,661
Net realized (gain) loss on investments	1,022,020	(1,461,724)	(622,114)
Net unrealized gain on investments	(10,026,689)	(12,576,594)	(10,227,337)
(Increase) decrease in assets:
Cash pledged for financial futures contracts	(81,000)	50,000	(168,000)
Receivables:
Interest	(69,453)	(14,659)	(44,229)
Variation margin on financial futures contracts	26,456	60,330	37,970
Prepaid expenses	(1,204)	44,804	(15,322)
Increase (decrease) in liabilities:
Payables:
Interest expense and fees	(8,320)	(9,435)	(15,730)
Investment advisory fees	(282,952)	(476,579)	(458,836)
Officer’s and Trustees’ fees	(2,846)	538	(3,856)
Other accrued expenses	(11,245)	(12,986)	(15,271)
Variation margin on financial futures contracts	28,821	47,134	47,080

Net cash provided by operating activities	7,891,512	20,907,794	8,278,693

Cash Used for Financing Activities
Cash distributions paid to Common Shareholders	(11,124,980)	(16,219,536)	(19,386,012)
Repayments of TOB Trust Certificates	—	(4,696,706)	(1,542,300)
Proceeds from TOB Trust Certificates	3,233,468	—	12,650,935
Decrease in bank overdraft	—	—	(1,316)
Amortization of deferred offering costs	—	8,448	—

Net cash used for financing activities	(7,891,512)	(20,907,794)	(8,278,693)

Cash
Net increase in cash	—	—	—
Cash at beginning of period	—	—	—

Cash at end of period	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$1,006,658	$1,541,064	$1,751,025

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions paid to Common Shareholders	—	—	1,247,276

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	69

Financial Highlights	BlackRock Municipal Bond Investment Trust (BIE)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014		2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.95		$16.27	$14.27		$16.88	$14.67		$15.51

Net investment income[1]	0.42		0.90	0.93		0.90	0.92		1.03
Net realized and unrealized gain (loss)	0.25		(0.31)	1.98		(2.58)	2.26		(0.89)
Distributions to AMPS Shareholders from net investment income	—		—	—		—	(0.00)[2]		(0.02)

Net increase (decrease) from investment operations	0.67		0.59	2.91		(1.68)	3.18		0.12

Distributions to Common Shareholders from net investment income[3]	(0.46)		(0.91)	(0.91)		(0.93)	(0.97)		(0.96)

Net asset value, end of period	$16.16		$15.95	$16.27		$14.27	$16.88		$14.67

Market price, end of period	$15.54		$14.10	$14.58		$13.14	$16.61		$14.22

Total Return Applicable to Common Shareholders[4]
Based on net asset value	4.46%	[5]	4.26%	21.64%		(10.35)%	22.36%		1.29%

Based on market price	13.63%	[5]	2.85%	18.37%		(16.10)%	24.21%		(2.38)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.42%	[6]	1.97%	2.07%		2.09%	2.21%	[7]	1.81%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	2.20%	[6]	1.84%	1.94%		1.96%	2.12%	[7]	1.66%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, and amortization of offering costs[8]	1.75%	[6,9]	1.56% [9]	1.63%	[9]	1.60% [9]	1.72%	[7,9]	1.39%	[7]

Net investment income	5.31%	[6]	5.54%	6.05%		5.45%	5.78%	[7]	7.25%	[7]

Distributions to AMPS Shareholders	—		—	—		—	0.01%		0.13%

Net investment income to Common Shareholders	5.31%	[6]	5.54%	6.05%		5.45%	5.77%		7.12%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$53,944		$53,250	$54,327		$47,647	$56,331		$48,941

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		—	—		$17,850

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		—	—		$93,546

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$17,800		$17,800	$17,800		$17,800	$17,800		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$403,054		$399,156	$405,210		$367,678	$416,465		—

Borrowings outstanding, end of period (000)	$16,236		$16,236	$16,236		$16,756	$18,585		$16,276

Portfolio turnover rate	8%		17%	18%		32%	36%		25%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the six months ended February 29, 2016 and the years ended August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.66%, 1.24%, 1.27%, 1.27% and 1.42%, respectively.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock Municipal Bond Trust (BBK)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$16.49		$16.54	$14.18	$16.79	$14.48		$15.29

Net investment income[1]	0.44		0.90	0.97	0.96	1.01		1.14
Net realized and unrealized gain (loss)	0.49		0.03	2.43	(2.46)	2.37		(0.87)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	(0.01)		(0.03)

Net increase (decrease) from investment operations	0.93		0.93	3.40	(1.50)	3.37		0.24

Distributions to Common Shareholders:[2]
From net investment income	(0.45)		(0.98)	(0.96)	(0.97)	(1.06)		(1.05)
From net realized gain	(0.01)		—	(0.08)	(0.14)	—		—

Total distributions to Common Shareholders	(0.46)		(0.98)	(1.04)	(1.11)	(1.06)		(1.05)

Net asset value, end of period	$16.96		$16.49	$16.54	$14.18	$16.79		$14.48

Market price, end of period	$16.78		$15.23	$15.59	$13.49	$17.16		$14.86

Total Return Applicable to Common Shareholders[3]
Based on net asset value	5.85%	[4]	5.96%	25.27%	(9.52)%	23.96%		2.02%

Based on market price	13.39%	[4]	3.83%	24.11%	(15.78)%	23.45%		1.38%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.70%	[5]	1.73%	1.84%	1.82%	1.69%	[6]	1.33%	[6]

Total expenses after fees waived and paid indirectly	1.70%	[5]	1.73%	1.84%	1.82%	1.64%	[6]	1.19%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.16%	[5]	1.16%	1.19%	1.17%	1.18%	[6,8]	1.16%	[6]

Net investment income	5.33%	[5]	5.41%	6.29%	5.85%	6.39%	[6]	8.15%	[6]

Distributions to AMPS Shareholders	—		—	—	—	0.04%		0.19%

Net investment income to Common Shareholders	5.33%	[5]	5.41%	6.29%	5.85%	6.35%		7.96%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$178,232		$173,363	$173,798	$149,003	$176,216		$151,471

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$79,900

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—	—		$72,394

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$79,900		$79,900	$79,900	$79,900	$79,900		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$323,069		$316,975	$317,520	$286,487	$320,545		—

Borrowings outstanding, end of period (000)	$21,236		$19,495	$19,495	$17,039	$14,489		$7,399

Portfolio turnover rate	13%		34%	32%	32%	46%		27%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.16%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	71

Financial Highlights	BlackRock Municipal Income Investment Quality Trust (BAF)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.80		$15.97	$13.83	$16.53	$14.50		$15.08

Net investment income[1]	0.42		0.83	0.83	0.81	0.83		0.91
Net realized and unrealized gain (loss)	0.37		(0.18)	2.13	(2.68)	2.09		(0.58)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	(0.00)[2]		(0.02)

Net increase (decrease) from investment operations	0.79		0.65	2.96	(1.87)	2.92		0.31

Distributions to Common Shareholders from net investment income[3]	(0.41)		(0.82)	(0.82)	(0.83)	(0.89)		(0.89)

Net asset value, end of period	$16.18		$15.80	$15.97	$13.83	$16.53		$14.50

Market price, end of period	$15.21		$13.89	$14.18	$12.82	$16.24		$13.92

Total Return Applicable to Common Shareholders[4]
Based on net asset value	5.30%	[5]	4.71%	22.67%	(11.69)%	20.76%		2.62%

Based on market price	12.59%	[5]	3.68%	17.50%	(16.68)%	23.59%		(5.01)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.50%	[6]	1.50%	1.58%	1.63%	1.49%	[7]	1.25%	[7]

Total expenses after fees waived and paid indirectly	1.50%	[6]	1.50%	1.58%	1.63%	1.49%	[7]	1.23%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.01%	[6]	1.00%	1.03%	1.03%	1.06%	[7,9]	1.09%	[7]

Net investment income	5.27%	[6]	5.16%	5.56%	5.02%	5.31%	[7]	6.51%	[7]

Distributions to AMPS Shareholders	—		—	—	—	0.02%		0.12%

Net investment income to Common Shareholders	5.27%	[6]	5.16%	5.56%	5.02%	5.29%		6.39%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$141,560		$138,203	$139,723	$120,962	$144,587		$126,783

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$42,275

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—	—		$99,975

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$42,200		$42,200	$42,200	$42,200	$42,200		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$435,451		$427,495	$431,097	$386,639	$442,624		—

Borrowings outstanding, end of period (000)	$37,759		$33,470	$32,345	$33,845	$36,497		$22,266

Portfolio turnover rate	16%		13%	26%	43%	51%		33%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.05%.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock Municipal Income Quality Trust (BYM)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.21		$15.56	$13.46	$16.11	$14.09		$14.64

Net investment income[1]	0.42		0.84	0.86	0.91	0.93		0.97
Net realized and unrealized gain (loss)	0.45		(0.33)	2.16	(2.62)	2.02		(0.58)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	(0.00)[2]		(0.02)

Net increase (decrease) from investment operations	0.87		0.51	3.02	(1.71)	2.95		0.37

Distributions to Common Shareholders from net investment income[3]	(0.43)		(0.86)	(0.92)	(0.94)	(0.93)		(0.92)

Net asset value, end of period	$15.65		$15.21	$15.56	$13.46	$16.11		$14.09

Market price, end of period	$14.85		$13.67	$13.96	$12.59	$16.73		$13.85

Total Return Applicable to Common Shareholders[4]
Based on net asset value	5.99%	[5]	3.85%	23.69%	(11.13)%	21.54%		3.09%

Based on market price	11.90%	[5]	4.03%	18.65%	(19.96)%	28.40%		(2.79)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.47%	[6]	1.47%	1.55%	1.55%	1.46%	[7]	1.25%	[7]

Total expenses after fees waived and paid indirectly	1.47%	[6]	1.47%	1.55%	1.55%	1.46%	[7]	1.24%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	0.96%	[6]	0.96%	0.98%	0.96%	1.00%	[7,9]	1.07%	[7]

Net investment income	5.43%	[6]	5.42%	5.89%	5.77%	6.12%	[7]	7.15%	[7]

Distributions to AMPS Shareholders	—		—	—	—	0.03%		0.14%

Net investment income to Common Shareholders	5.43%	[6]	5.42%	5.89%	5.77%	6.09%		7.01%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$413,271		$401,536	$410,776	$355,372	$424,785		$371,014

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$137,250

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—	—		$92,580

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$137,200		$137,200	$137,200	$137,200	$137,200		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$401,218		$392,665	$399,399	$359,018	$409,610		—

Borrowings outstanding, end of period (000)	$97,624		$101,818	$93,816	$114,948	$105,454		$85,964

Portfolio turnover rate	5%		12%	20%	24%	17%		19%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.99%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	73

Financial Highlights	BlackRock Municipal Income Trust II (BLE)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.25		$15.48	$13.32	$16.10	$13.96		$14.63

Net investment income[1]	0.46		0.92	0.93	0.97	1.02		1.08
Net realized and unrealized gain (loss)	0.35		(0.19)	2.22	(2.72)	2.14		(0.73)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	(0.01)		(0.02)

Net increase (decrease) from investment operations	0.81		0.73	3.15	(1.75)	3.15		0.33

Distributions to Common Shareholders from net investment income[2]	(0.47)		(0.96)	(0.99)	(1.03)	(1.01)		(1.00)

Net asset value, end of period	$15.59		$15.25	$15.48	$13.32	$16.10		$13.96

Market price, end of period	$15.57		$14.18	$14.70	$13.20	$16.74		$14.13

Total Return Applicable to Common Shareholders[3]
Based on net asset value	5.46%	[4]	5.01%	24.73%	(11.60)%	23.25%		2.70%

Based on market price	13.28%	[4]	2.83%	19.52%	(15.75)%	26.61%		(0.07)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.54%	[5]	1.55%	1.64%	1.67%	1.55%	[6]	1.18%	[6]

Total expenses after fees waived and paid indirectly	1.54%	[5]	1.55%	1.64%	1.67%	1.48%	[6]	1.10%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.98%	[5]	0.98%	1.01%	1.00%	0.96%	[6,8]	1.01%	[6]

Net investment income	6.01%	[5]	5.94%	6.49%	6.17%	6.74%	[6]	7.94%	[6]

Distributions to AMPS Shareholders	—		—	—	—	0.03%		0.17%

Net investment income to Common Shareholders	6.01%	[5]	5.94%	6.49%	6.17%	6.71%		7.77%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$365,941		$357,868	$363,038	$312,329	$376,774		$325,713

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$151,300

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—	—		$78,819

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$151,300		$151,300	$151,300	$151,300	$151,300		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$341,864		$336,529	$339,946	$306,430	$349,025		—

Borrowings outstanding, end of period (000)	$71,925		$68,692	$68,692	$73,531	$88,876		$43,451

Portfolio turnover rate	3%		10%	16%	17%	24%		16%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.94%.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock MuniHoldings Investment Quality Fund (MFL)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014		2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.18		$15.46	$13.27		$15.96	$14.00		$14.69

Net investment income[1]	0.44		0.89	0.89		0.87	0.86		0.95
Net realized and unrealized gain (loss)	0.33		(0.31)	2.16		(2.66)	2.02		(0.71)
Distributions to AMPS Shareholders from net investment income	—		—	—		—	—		(0.02)

Net increase (decrease) from investment operations	0.77		0.58	3.05		(1.79)	2.88		0.22

Distributions to Common Shareholders from net investment income[2]	(0.43)		(0.86)	(0.86)		(0.90)	(0.92)		(0.91)

Net asset value, end of period	$15.52		$15.18	$15.46		$13.27	$15.96		$14.00

Market price, end of period	$15.03		$14.06	$13.92		$12.59	$16.13		$13.84

Total Return Applicable to Common Shareholders[3]
Based on net asset value	5.28%	[4]	4.29%	24.24%		(11.70)%	21.22%		2.01%

Based on market price	10.08%	[4]	7.28%	17.91%		(17.11)%	23.93%		1.12%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.51%	[5]	1.54%	1.64%		1.71%	1.87%		1.37%	[6]

Total expenses after fees waived and paid indirectly	1.47%	[5]	1.49%	1.57%		1.62%	1.80%		1.30%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.94%	[5,8]	0.95% [8]	1.19%	[8]	1.29% [8]	1.39%	[8]	1.14%	[6]

Net investment income	5.81%	[5]	5.73%	6.18%		5.55%	5.76%		7.03%	[6]

Distributions to AMPS Shareholders	—		—	—		—	—		0.18%

Net investment income to Common Shareholders	5.81%	[6]	5.73%	6.18%		5.55%	5.76%		6.85%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$586,886		$573,885	$584,690		$501,810	$602,780		$528,173

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$274,600		$274,600	$274,600		$274,600	$274,600		$274,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$313,724		$308,990	$312,924		$282,742	$319,152		$292,343

Borrowings outstanding, end of period (000)	$80,918		$85,502	$89,157		$95,959	$131,323		$74,965

Portfolio turnover rate	12%		13%	25%		59%	44%		32%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the six months ended February 29, 2016 and the years ended August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.93%, 0.94%, 0.95%, 0.92%, and 0.99%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	75

Financial Highlights	BlackRock MuniVest Fund, Inc. (MVF)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$10.04		$10.27	$9.14	$10.68	$9.55		$10.01

Net investment income[1]	0.31		0.62	0.63	0.67	0.69		0.73
Net realized and unrealized gain (loss)	0.15		(0.21)	1.18	(1.50)	1.16		(0.47)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	(0.01)		(0.02)

Net increase (decrease) from investment operations	0.46		0.41	1.81	(0.83)	1.84		0.24

Distributions to Common Shareholders from net investment income[2]	(0.32)		(0.64)	(0.68)	(0.71)	(0.71)		(0.70)

Net asset value, end of period	$10.18		$10.04	$10.27	$9.14	$10.68		$9.55

Market price, end of period	$10.60		$9.65	$9.83	$8.91	$11.28		$9.73

Total Return Applicable to Common Shareholders[3]
Based on net asset value	4.68%	[4]	4.27%	20.70%	(8.39)%	19.85%		2.90%

Based on market price	13.40%	[4]	4.71%	18.50%	(15.45)%	24.24%		1.11%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.43%	[5]	1.43%	1.49%	1.54%	1.51%	[6]	1.28%	[6]

Total expenses after fees waived and paid indirectly	1.43%	[5]	1.43%	1.49%	1.54%	1.51%	[6]	1.28%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.89%	[5]	0.89%	0.91%	0.91%	0.98%	[6,8]	1.05%	[6]

Net investment income	6.25%	[5]	6.03%	6.53%	6.43%	6.79%	[6]	7.93%	[6]

Distributions to AMPS Shareholders	—		—	—	—	0.05%		0.18%

Net investment income to Common Shareholders	6.25%	[5]	6.03%	6.53%	6.43%	6.74%		7.75%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$653,289		$642,889	$656,922	$584,718	$679,207		$602,234

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$243,825

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—	—		$86,749

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,800		$243,800	$243,800	$243,800	$243,800		—

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$367,961		$363,695	$369,451	$339,835	$378,592		—

Borrowings outstanding, end of period (000)	$159,976		$148,867	$145,111	$149,085	$199,256		$173,251

Portfolio turnover rate	5%		18%	14%	11%	11%		10%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]

Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts and VMTP Shares, respectively.

[8]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.96%.

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually, a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Municipal Bond Investment Trust	BIE	Delaware	Non-diversified
BlackRock Municipal Bond Trust	BBK	Delaware	Diversified
BlackRock Municipal Income Investment Quality Trust	BAF	Delaware	Non-diversified
BlackRock Municipal Income Quality Trust	BYM	Delaware	Diversified
BlackRock Municipal Income Trust II	BLE	Delaware	Diversified
BlackRock MuniHoldings Investment Quality Fund	MFL	Massachusetts	Non-diversified
BlackRock MuniVest Fund, Inc.	MVF	Maryland	Non-diversified

The Boards of Trustees/Directors of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., financial futures contracts) or certain borrowings (e.g., TOB transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, if applicable. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued guidance to simplify the presentation of debt issuance costs in financial statements. Under the new guidance, a Trust is required to present such costs in the Statements of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability rather than as an asset.

The standard is effective for financial statements with fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Although the Manager is still evaluating the potential impacts of this new guidance, the Trusts’ adoption will be limited to the reclassification of any unamortized debt issuance costs on the Statements of Assets and Liabilities and modification to disclosures in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	77

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Trust’s investments and derivative financial instruments have been included in the Schedules of Investments.

78	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Trusts leverage their assets through the use of TOB transactions. The Trusts transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust generally issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the participating Trusts that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Trust generally provide the Trust with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Trusts may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB Trust into which each Trust has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates may be purchased by the Liquidity Provider and are usually remarketed by a Remarketing Agent, which is typically an affiliated entity of the Liquidity Provider. The Remarketing Agent may also purchase the tendered TOB Trust Certificates for its own account in the event of a failed remarketing.

The TOB Trust may be collapsed without the consent of a Trust, upon the occurrence of tender option termination events (“TOTEs”) or mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the municipal bonds, and/or a judgment or ruling that interest on the municipal bond is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider (defined below). In the case of an MTE, after the payment of fees, the TOB Trust Certificate holders would be paid before the TOB Residual holders (i.e., the Trusts). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificate holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates. During the six months ended February 29, 2016, no TOB Trusts in which a Trust participated were terminated without the consent of a Trust.

While a Trust’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they generally do not allow a Trust to borrow money for purposes of making investments. The Trusts’ management believes that a Trust’s restrictions on borrowings do not apply to the secured borrowings. Each Trust’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Trust. A Trust typically invests the cash received in additional municipal bonds. The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust to purchase tendered TOB Trust Certificates would be shown as Loan for TOB Trust Certificates.

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Notes to Financial Statements (continued)

Volcker Rule Impact: On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which precludes banking entities and their affiliates from sponsoring and investing in TOB Trusts. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and by July 21, 2016, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

As a result, a new structure for TOB Trusts has been designed to ensure that no banking entity is sponsoring the TOB Trust. Specifically, a Trust will establish, structure and “sponsor” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to a third party bank will be performed by, or on behalf of, the Trusts. The Trusts have restructured any Non-Legacy TOB Trusts and are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. Until all restructurings are completed, a Trust may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and non-bank sponsored restructured TOB Trusts.

Under the new TOB Trust structure, the Liquidity Provider or Remarketing Agent will no longer purchase the tendered TOB Trust Certificates even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Trust Certificates. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Trust’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Trust on an accrual basis. Interest expense incurred on the TOB transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to comply with the Volcker Rule, a Trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

For the six months ended February 29, 2016, the following table is a summary of the Trusts’ TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts[1]	Liability for TOB Trust Certificates[2]	Range of Interest Rates	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BIE	$31,250,503	$16,235,838	0.01% - 0.26%	$16,235,837	0.63%
BBK	$39,260,896	$21,235,789	0.01% - 0.21%	$19,896,506	0.64%
BAF	$71,817,951	$37,759,323	0.01% - 0.21%	$35,486,642	0.68%
BYM	$171,857,264	$97,623,691	0.01% - 0.55%	$98,392,905	0.65%
BLE	$128,234,484	$71,925,067	0.01% - 0.21%	$70,883,937	0.61%
MFL	$158,866,109	$80,917,802	0.01% - 0.26%	$82,801,118	0.70%
MVF	$319,000,554	$159,975,655	0.01% - 0.12%	$155,541,155	0.60%

[1]

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Trusts, as TOB Residual holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The municipal bonds transferred to TOB Trusts with a credit enhancement are identified in the Schedules of Investments including the maximum potential amounts owed by the Trusts.

[2]

The Trusts may invest in TOB Trusts on either a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Trust invests in a TOB Trust on a recourse basis, a Trust will usually enter into a reimbursement agreement with the Liquidity Provider where a Trust is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if a Trust invests in a recourse TOB Trust, a Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Trust at February 29, 2016, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Trust at February 29, 2016.

5. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage economically their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

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Notes to Financial Statements (continued)

Financial Futures Contracts: Certain Trusts invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trusts as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust, except for MFL and MVF, pays the Manager a monthly fee based on a percentage of each Trust’s average weekly managed assets at the following annual rates:

	BIE	BBK	BAF	BYM	BLE
Investment advisory fee	0.65%	0.65%	0.55%	0.55%	0.55%

MFL and MVF each pay the Manager a monthly fee based on a percentage of MFL’s and MVF’s, respective, average daily net assets at an annual rate of 0.55% and 0.50%, respectively.

“Managed assets” and “net assets” each mean the total assets of the Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred stock).

Waivers and Reimbursements

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investments in other affiliated investment companies, if any.

For the six months ended February 29, 2016, the amounts waived were as follows:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Amounts waived	$8	$12	$32	$84	$145	$97	$53

The Manager voluntarily agreed to waive a portion of the investment advisory fees or other expenses, with respect to BIE, at the annual rate as a percentage of its average weekly managed assets of 0.08%. With respect to MFL, the Manager voluntarily agreed to waive its investment advisory fees on the proceeds of Preferred Shares and TOB Trusts that exceed 35% of its total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of Preferred Shares). The amounts waived are included in fees waived by the Manager in the Statements of Operations.

For the six months ended February 29, 2016, the amounts included in fees waived by Manager were as follows:

Amounts Waived
BIE	$34,852
MFL	$122,452

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Notes to Financial Statements (continued)

These voluntary waivers may be reduced or discontinued at any time without notice.

The Manager reimbursed BIE $24,173, which is shown as reorganization costs reimbursed by the Manager in the Statements of Operations.

Officers and Trustees Fees

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions

The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended February 29, 2016, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Sales
BBK	$504,675

7. Purchases and Sales:

For the six months ended February 29, 2016, purchases and sales of investments excluding short-term securities, were as follows:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Purchases	$7,640,954	$42,576,480	$38,776,217	$34,084,365	$26,294,009	$111,370,110	$58,065,807
Sales	$7,227,311	$35,169,201	$34,561,194	$38,614,688	$17,830,418	$118,011,463	$53,031,834

8. Income Tax Information:

It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns remains open for each of the four years ended August 31, 2015. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of February 29, 2016, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BIE	BAF	BYM	BLE	MFL	MVF
No expiration date[1]	$1,724,333	$5,389,992	$6,417,022	$7,391,065	$26,574,973	$11,411,304
2016	—	—	3,216,104	—	—	—
2017	—	—	6,430,212	2,066,643	1,863,647	7,618,622
2018	150,549	—	2,209,430	4,366,226	11,734,707	—
2019	718,157	—	—	2,448,693	—	5,276,524

Total	$2,593,039	$5,389,992	$18,272,768	$16,272,627	$40,173,327	$24,306,450

[1]	Must be utilized prior to losses subject to expiration.

As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BIE	BBK	BAF	BYM	BLE	MFL	MVF
Tax cost	$61,810,918	$232,810,374	$160,855,963	$490,537,693	$465,737,844	$760,693,977	$795,364,158

Gross unrealized appreciation	$9,250,043	$27,749,396	$21,776,904	$58,926,363	$53,478,996	$94,201,329	$97,342,752
Gross unrealized depreciation	(248,254)	(1,775,855)	(316,509)	(3,243,418)	(5,101,275)	(1,216,202)	(5,279,273)

Net unrealized appreciation	$9,001,789	$25,973,541	$21,460,395	$55,682,945	$48,377,721	$92,985,127	$92,063,479

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Trust’s ability to buy or sell bonds. As a result, a Trust may sell a security at a lower price,

82	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Trust needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers of securities owned by the Trusts. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

The new TOB Trust structure resulting from the compliance with Volcker Rule remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Trusts’ ability to hold TOB Residuals. Under the new TOB Trust structure, the Trusts will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

There can be no assurance that the Trusts can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Trusts unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Trusts and any alternative forms of leverage may be more or less advantageous to the Trusts than existing TOB leverage.

Should short-term interest rates rise, the Trusts’ investments in TOB transactions may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

The SEC and various federal banking and housing agencies recently adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which take effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Trusts. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

Counterparty Credit Risk: Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

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Notes to Financial Statements (continued)

Concentration Risk: BAF and MFL invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Trust to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Trusts’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, certain Trusts invested a significant portion of their assets in securities in the Transportation and County, City, Special District and School District sectors. Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

Certain Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10. Capital Share Transactions:

Each of BIE, BBK, BAF, BYM and BLE is authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares, including AMPS, without approval of Common Shareholders.

MFL is authorized to issue an unlimited number of shares, including 1 million Preferred Shares, including AMPS, par value $0.10 per share.

MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, including AMPS, par value $0.10 per share.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	BLE	MVF
Six months ended February 29, 2016	—	122,956
Year ended August 31, 2015	17,405	60,265

For the six months ended February 29, 2016 and for the year ended August 31, 2015, shares issued and outstanding remained constant for BIE, BBK, BAF, BYM and MFL.

Preferred Shares

Each Trust’s Preferred Shares rank prior to the Trust’s Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of a Trust. The 1940 Act prohibits the declaration of any dividend on a Trust’s Common Shares or the repurchase of a Trust’s Common Shares if a Trust fails to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if a Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

BIE and MFL (collectively, the “VRDP Trusts”), have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”). The VRDP Shares include a liquidity feature and are currently in a special rate period, each as described below.

84	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

As of period end, the VRDP Shares outstanding of each Trust were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BIE	9/15/11	178	$17,800,000	10/01/41
MFL	6/30/11	2,746	$274,600,000	7/01/41

Redemption Terms: Each VRDP Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, VRDP Trusts are required to redeem certain of their outstanding VRDP Shares if they fail to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of VRDP Trusts. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of the VRDP Shares prior to the initial termination date of the fee agreement, VRDP Trusts must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

Liquidity Feature: Each VRDP Trust entered into a fee agreement with the liquidity provider that may require an initial commitment and a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreement between BIE and the liquidity provider was scheduled to expire on December 4, 2015. In October 2015, in connection with the commencement of a special rate period (as described below), BIE extended the fee agreement to October 22, 2018 unless renewed or terminated in advance.

The fee agreement between MFL and the liquidity provider is for a three year term and is scheduled to expire on April 19, 2017 unless renewed or terminated in advance.

In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Trusts do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, the VRDP Trusts are required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Trusts are required to begin to segregate liquid assets with their custodian to fund the redemption. There is no assurance the VRDP Trusts will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: The VRDP Trusts may incur remarketing fees of 0.10% on the aggregate principal amount of all the VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. No remarketing fees are incurred during the special rate period (as described below).

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. As of period end, the VRDP Shares were assigned a long-term rating of Aa1 from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

For the six months ended February 29, 2016, the annualized dividend rates for the VRDP Shares were as follows:

	BIE	MFL
Rate	0.68%	0.89%

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation value, which approximates fair value, of the VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

Ratings: The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly related based upon either short-term rating.

Special Rate Period: On April 17, 2014, MFL commenced a three-year term ending April 19, 2017 (“special rate period”) with respect to its VRDP Shares. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	85

Notes to Financial Statements (continued)

The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for MFL were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to April 19, 2017, the holder of the VRDP Shares and MFL may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors. Short-term ratings may be re-assigned upon the termination of the special rate period when the VRDP Shares revert back to remarketable securities.

On October 22, 2015, BIE commenced a three-year special rate period ending April 18, 2018 (“special rate period”) with respect to its VRDP Shares. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for BIE were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to April 18, 2018, the holder of the VRDP Shares and BIE may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors. Short-term ratings may be re-assigned upon the termination of the special rate period when the VRDP Shares revert back to remarketable securities.

During the special rate periods, the liquidity and fee agreements remain in effect for the duration of the special rate periods and the VRDP Shares are still subject to mandatory redemption by MFL and BIE on maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during such time. During the special rate period, MFL and BIE are required to maintain the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares. MFL will pay 0.01% liquidity and remarketing fees, and BIE will not pay any liquidity and remarketing fees during the special rate period and instead will pay dividends monthly based on the sum of Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index and a percentage per annum based on the long-term ratings assigned to the VRDP Shares.

If BIE redeems the VRDP Shares on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A by Moody’s and Fitch, respectively, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements.

For the six months ended February 29, 2016, VRDP Shares issued and outstanding of each Trust remained constant.

VMTP Shares

BBK, BAF, BYM, BLE and MVF (collectively, the “VMTP Trusts”), have issued Series W-7 VMTP Shares, $100,000 liquidation value per share, in privately negotiated offerings and sale of VMTP Shares exempt from registration under the Securities Act.

As of period end, the VMTP Shares outstanding of each Trust were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Date
BBK	12/16/11	799	$79,900,000	1/02/19
BAF	12/16/11	422	$42,200,000	1/02/19
BYM	12/16/11	1,372	$137,200,000	1/02/19
BLE	12/16/11	1,513	$151,300,000	1/02/19
MVF	12/16/11	2,438	$243,800,000	1/02/19

Redemption Terms: Each VMTP Trust is required to redeem its VMTP Shares on the term date, unless earlier redeemed or repurchased or unless extended. There is no assurance that the term of a Trust’s VMTP Shares will be extended further or that a Trust’s VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to term date, each VMTP Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, each VMTP Trust is required to redeem certain of its outstanding VMTP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, a Trust’s VMTP Shares may be redeemed, in whole or in part, at any time at the option of the Trust. The redemption price per VMTP Share is equal to the liquidation value per share plus any outstanding unpaid dividends and applicable redemption premium. If the Trust redeems the VMTP Shares on a date that is one year or more prior to the term date and the VMTP Shares are rated above A1/A+ by Moody’s and Fitch, respectively, then such redemption is subject to a prescribed redemption premium (up to 3% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining to the term date, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. The VMTP Shares are subject to certain restrictions on transfer, and a Trust may also be required to register the VMTP Shares for sale under the Securities Act under certain circumstances. In addition, amendments to the VMTP governing document generally require the consent of the holders of VMTP Shares.

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by Moody’s and Fitch. At the date of issuance, the VMTP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VMTP Shares, Moody’s completed a review of its methodology for rating securities issued by registered

86	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (concluded)

closed-end funds. As of period end, the VMTP Shares were assigned a long-term rating of Aa1 from Moody’s under its new rating methodology. The VMTP Shares continue to be assigned a long-term rating of AAA from Fitch. The dividend rate on the VMTP Shares is subject to a step-up spread if the Trusts fail to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and maintaining certain asset coverage and leverage requirements.

For the six months ended February 29, 2016, the average annualized dividend rates for the VMTP Shares were as follows:

	BBK	BAF	BYM	BLE	MVF
Rate	1.00%	1.00%	1.00%	1.00%	1.00%

Financial Reporting: The VMTP Shares are considered debt of the issuer; therefore the liquidation value, which approximates fair value, of the VMTP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

For the six months ended February 29, 2016, VMTP Shares issued and outstanding of each Trust remained constant.

Offering Costs: The Trusts incurred costs in connection with the issuance of VRDP Shares and/or VMTP Shares. For VRDP Shares, these costs were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares. For VMTP Shares, these costs were recorded as a deferred charge and will be amortized over the 3-year life of the VMTP Shares. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts paid a net investment income dividend in the following amounts per share on April 1, 2016 to Common Shareholders of record on March 15, 2016:

Common Dividend Per Share
BIE	$0.0760
BBK	$0.0750
BAF	$0.0685
BYM	$0.0685
BLE	$0.0790
MFL	$0.0715
MVF	$0.0535

Additionally, the Trusts declared a net investment income dividend on April 1, 2016 payable to Common Shareholders of record on April 15, 2016 for the same amounts noted above.

The dividends declared on Preferred Shares for the period March 1, 2016 to March 31, 2016 for the Trusts were as follows:

	Preferred Shares	Series	Dividend Declared
BIE	VRDP Shares	W-7	$15,475
BBK	VMTP Shares	W-7	$76,232
BAF	VMTP Shares	W-7	$40,263
BYM	VMTP Shares	W-7	$130,902
BLE	VMTP Shares	W-7	$144,355
MFL	VRDP Shares	W-7	$234,085
MVF	VMTP Shares	W-7	$232,609

At a special shareholder meeting on March 21, 2016, the requisite shareholders of BIE and BlackRock Municipal Income Investment Trust (“BBF”) approved the reorganization of BIE with and into BBF, which is expected to be effective on May 16, 2016. Reorganization costs incurred by BIE in connection with the reorganization were expensed by BIE.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	87

Officers and Trustees

Richard E. Cavanagh, Chair of the Board and Trustee

Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

Barbara G. Novick, Interested Trustee

John M. Perlowski, Interested Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2015, Kathleen F. Feldstein and James T. Flynn retired as Trustees of the Trusts.

Effective January 11, 2016, Michael Perilli became a portfolio manager of BIE. The other portfolio managers are Ted Jaeckel and Walter O’Connor.

Effective March 1, 2016, Catherine A. Lynch was appointed to serve as a Trustee and a Member of the Audit Committee of the Trusts.

Effective April 1, 2016, Cynthia L. Egan was appointed to serve as a Trustee of the Trusts.

Effective April 6, 2016, Michael Perilli became a portfolio manager of BAF. The other portfolio managers are Ted Jaeckel and Walter O’Connor.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	VRDP Liquidity Providers Bank of America, N.A.[1] New York, NY 10036 Barclays Bank PLC[2] New York, NY 10019	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

	VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent The Bank of New York Mellon New York, NY 10289	VRDP Remarketing Agents Merrill Lynch, Pierce, Fenner & Smith Incorporated[1] New York, NY 10036 Barclays Capital Inc.[2] New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trusts 100 Bellevue Parkway Wilmington, DE 19809

[1]	For MFL.

[2]	For BIE.

88	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Additional Information

Trust Certification

Certain Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	89

Additional Information (concluded)

General Information (concluded)

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

90	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-NTL-7-2/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) Mr. Sneeden was removed as a portfolio manager effective April 6, 2016.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: May 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: May 2, 2016

3